Schedule of Investments Dividend Growth Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 97.1%
Auto Components 2.5%
10,950	Aptiv PLC *	$1,647,099
Automobiles 2.6%
28,400	General Motors Co. *	1,684,404
Banks 5.3%
10,500	JPMorgan Chase & Co.	1,724,520
8,900	PNC Financial Services Group, Inc.	1,732,652
		3,457,172
Capital Markets 4.7%
7,150	Amundi SA (a)	636,056
750	BlackRock, Inc.	657,780
11,800	Morgan Stanley	1,073,210
23,500	Virtu Financial, Inc. Class A	715,575
		3,082,621
Chemicals 1.5%
7,775	Akzo Nobel NV	991,736
Consumer Finance 1.0%
4,225	American Express Co.	676,549
Diversified Financial Services 1.8%
36,625	Equitable Holdings, Inc.	1,162,844
Electronic Equipment, Instruments & Components 4.9%
21,800	Amphenol Corp. Class A	1,466,268
40,700	Corning, Inc.	1,775,741
		3,242,009
Entertainment 0.9%
6,225	Activision Blizzard, Inc.	605,381
Equity Real Estate Investment Trusts 4.3%
5,450	American Tower Corp.	1,392,257
1,980	Equinix, Inc.	1,458,706
		2,850,963
Food & Staples Retailing 2.1%
9,600	Walmart, Inc.	1,363,488
Food Products 2.0%
20,150	Mondelez International, Inc. Class A	1,280,130
Health Care Equipment & Supplies 3.2%
12,600	Baxter International, Inc.	1,034,712
5,475	STERIS PLC	1,044,958
		2,079,670
Hotels, Restaurants & Leisure 2.2%
10,250	Marriott International, Inc. Class A *	1,471,695
Industrial Conglomerates 2.2%
6,250	Honeywell International, Inc.	1,443,188
Insurance 4.2%
5,075	Aon PLC Class A	1,285,853
4,050	Assurant, Inc.	652,657
5,025	Chubb Ltd.	854,200
		2,792,710
IT Services 3.2%
4,300	Automatic Data Processing, Inc.	842,886
8,300	Fidelity National Information Services, Inc.	1,236,534
		2,079,420
Life Sciences Tools & Services 2.2%
10,525	Agilent Technologies, Inc.	1,453,818
Machinery 4.8%
6,025	Caterpillar, Inc.	1,452,507
8,000	Stanley Black & Decker, Inc.	1,734,400
		3,186,907
Media 2.2%
25,700	Comcast Corp. Class A	1,473,638
Metals & Mining 5.9%
52,500	Freeport-McMoRan, Inc.	2,242,800
33,700	Wheaton Precious Metals Corp.	1,618,274
		3,861,074
Multi-Utilities 4.2%
59,225	CenterPoint Energy, Inc.	1,498,392
16,700	Dominion Energy, Inc.	1,271,538
		2,769,930
Oil, Gas & Consumable Fuels 3.3%
9,125	Brigham Minerals, Inc. Class A	165,527
76,050	Devon Energy Corp.	2,019,888
		2,185,415
Pharmaceuticals 7.6%
20,300	AstraZeneca PLC ADR	1,152,431
16,100	Bristol-Myers Squibb Co.	1,058,092
8,500	Eli Lilly & Co.	1,697,790
12,300	Novartis AG ADR	1,087,074
		4,995,387
Professional Services 1.3%
275	SGS SA	860,617
Road & Rail 1.9%
12,225	CSX Corp.	1,223,967
Semiconductors & Semiconductor Equipment 6.4%
3,575	Analog Devices, Inc.	588,445
3,575	CMC Materials, Inc.	551,730
13,900	QUALCOMM, Inc.	1,870,106
10,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,208,808
		4,219,089
Software 3.1%
8,200	Microsoft Corp.	2,047,376
Technology Hardware, Storage & Peripherals 2.7%
14,250	Apple, Inc.	1,775,693
Textiles, Apparel & Luxury Goods 2.9%
9,025	Cie Financiere Richemont SA Class A	1,096,645

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

10,100	VF Corp.	$805,172
		1,901,817
Total Common Stocks (Cost $39,131,753)		63,865,807
Short-Term Investments 2.8%
Investment Companies 2.8%
1,864,332	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b) (Cost $1,864,332)	1,864,332
Total Investments 99.9% (Cost $40,996,085)		65,730,139
Other Assets Less Liabilities 0.1%		60,970

Net Assets 100.0%		$65,791,109

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $636,056, which represents 1.0% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$55,214,166	83.9%
Switzerland	3,044,336	4.6%
Brazil	1,618,274	2.5%
Taiwan	1,208,808	1.8%
United Kingdom	1,152,431	1.8%
Netherlands	991,736	1.5%
France	636,056	1.0%
Short-Term Investments and Other Assets-Net	1,925,302	2.9%
	$65,791,109	100.0%

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$63,865,807	$—	$—	$63,865,807
Short-Term Investments	—	1,864,332	—	1,864,332
Total Investments	$63,865,807	$1,864,332	$—	$65,730,139

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.2%
Australia 0.8%
120,746	Rio Tinto PLC	$10,391,072
Brazil 2.8%
4,140,108	B3 SA - Brasil Bolsa Balcao	13,885,889
5,129,548	CSN Mineracao SA	9,173,089
239,957	Pagseguro Digital Ltd., Class A *	11,784,288
336,318	Petrobras Distribuidora SA	1,650,067
295,156	Vasta Platform Ltd. *	2,594,421
		39,087,754
Canada 0.6%
452,096	Parex Resources, Inc. *	7,716,750
China 32.8%
3,049,750	A-Living Smart City Services Co. Ltd. (a)	14,834,370
2,675,636	Alibaba Group Holding Ltd. *	71,502,906
4,316,752	Beijing Sinnet Technology Co. Ltd. Class A	10,192,246
1,601,000	China Gas Holdings Ltd.	6,085,570
2,772,500	China Merchants Bank Co. Ltd., H Shares	25,614,072
4,205,955	Fujian Green Pine Co. Ltd., Class A	13,987,475
13,015,000	Greentown Management Holdings Co. Ltd. *(a)	8,904,850
730,669	iQIYI, Inc. ADR *	10,419,340
809,400	JD.com, Inc., Class A *	29,452,069
9,917,395	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	10,718,645
331,900	Kuaishou Technology *(a)	8,570,238
28,056	Kweichow Moutai Co. Ltd., Class A	9,828,437
742,000	Luxshare Precision Industry Co. Ltd. Class A	4,580,894
428,884	Momo, Inc. ADR	6,017,242
865,413	NARI Technology Co. Ltd., Class A	4,115,188
2,619,127	Ping An Insurance Group Co. of China Ltd., Class A	30,023,045
5,831,605	Poly Developments and Holdings Group Co. Ltd., Class A *	12,440,611
2,398,500	Sichuan Kelun Pharmaceutical Co. Ltd., Class A *	8,345,787
587,600	Suofeiya Home Collection Co. Ltd., Class A	2,607,679
1,264,000	Tencent Holdings Ltd.	97,964,927
235,712	Trip.com Group Ltd. ADR *	9,864,547
1,108,000	Tsingtao Brewery Co. Ltd., H Shares	11,763,996
4,550,766	WUS Printed Circuit Kunshan Co. Ltd., Class A *	10,930,646
2,390,919	Xianhe Co. Ltd., Class A	10,298,789
896,232	Yifeng Pharmacy Chain Co. Ltd. Class A *	12,067,179
7,422,137	Zhejiang Juhua Co. Ltd., Class A	11,484,683
		452,615,431
Czech Republic 0.7%
2,409,844	Moneta Money Bank A/S *(a)	9,014,048
Hong Kong 0.5%
535,100	ASM Pacific Technology Ltd.	7,060,294
Hungary 1.7%
211,188	OTP Bank Nyrt *	11,603,692
412,725	Richter Gedeon Nyrt	11,526,447
		23,130,139
India 15.7%
200,573	Apollo Hospitals Enterprise Ltd.	8,721,468
422,441	AU Small Finance Bank Ltd. *(a)	5,801,949
44,187	Divi's Laboratories Ltd. *	2,516,084
2,548,747	EPL Ltd.	8,027,009
335,852	Gland Pharma Ltd. *(a)	14,858,759
75,036	GMM Pfaudler Ltd.	5,240,116
635,280	HDFC Bank Ltd. *	13,222,120
407,251	Housing Development Finance Corp. Ltd.	14,296,018
2,152,551	ICICI Bank Ltd. *	19,184,796
1,031,916	IndusInd Bank Ltd. *	14,529,514
1,201,548	Infosys Ltd. ADR	23,237,938
1,140,072	JM Financial Ltd.	1,388,844
756,190	Mahindra & Mahindra Ltd.	8,841,397
1,063,830	National Stock Exchange *(b)(c)(f)	23,496,263
720,318	Reliance Industries Ltd. (b)	11,495,954
347,200	Spandana Sphoorty Financial Ltd. *	2,779,805
3,427,815	State Bank of India *	19,968,084
140,135	UltraTech Cement Ltd.	12,768,307
353,906	United Breweries Ltd.	6,189,722
		216,564,147
Indonesia 0.4%
2,426,700	Bank Central Asia Tbk PT	5,385,116
Kazakhstan 1.2%
179,757	Kaspi.KZ JSC (d)	16,483,717
Korea 11.6%
38,813	Korea Petrochemical Ind Co. Ltd.	9,413,536
21,653	LG Chem Ltd.	16,152,870
16,076	NCSoft Corp.	12,280,778
93,394	Orion Corp.	9,923,060
895,637	Samsung Electronics Co. Ltd.	64,323,970
206,076	SK Hynix, Inc.	23,096,476
16,700	SK IE Technology Co. Ltd. *(a)	2,171,165
49,217	SK Telecom Co. Ltd.	13,988,872
28,527	Soulbrain Co. Ltd.	8,392,100
		159,742,827
Mexico 0.2%
498,700	Grupo Financiero Banorte SAB de CV, O Shares	3,401,616
Peru 0.5%
48,763	Credicorp Ltd. *	6,703,450

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Poland 2.2%
517,581	Allegro.eu SA *(a)	$8,235,683
188,512	Dino Polska SA *(a)	14,613,333
415,846	InPost SA *	8,088,298
		30,937,314
Russia 5.6%
4,132,968	Detsky Mir PJSC (a)(b)	8,570,742
629,107	Fix Price Group Ltd. *(d)	5,127,222
78,837	LUKOIL PJSC ADR	6,402,353
226,655	LUKOIL PJSC ADR	18,463,316
49,720	Polyus PJSC (b)	10,767,008
1,495,008	Sberbank of Russia PJSC (b)	6,327,547
172,629	X5 Retail Group NV GDR	5,161,607
241,271	Yandex NV Class A *	16,295,443
		77,115,238
South Africa 3.2%
618,848	Bid Corp. Ltd. *	13,090,277
102,354	Capitec Bank Holdings Ltd.	12,297,482
83,423	Naspers Ltd., N Shares	18,376,638
		43,764,397
Taiwan 13.9%
862,600	Accton Technology Corp.	9,110,932
2,709,000	Chunghwa Telecom Co. Ltd.	11,035,021
519,000	Keystone Microtech Corp.	5,594,023
722,000	LandMark Optoelectronics Corp.	6,454,678
113,000	Largan Precision Co. Ltd.	11,853,788
156,000	Parade Technologies Ltd.	8,435,320
645,000	RichWave Technology Corp.	11,788,360
4,793,839	Taiwan Semiconductor Manufacturing Co. Ltd.	101,957,968
1,510,339	Tong Hsing Electronic Industries Ltd.	9,963,484
6,008,000	Uni-President Enterprises Corp.	15,766,926
		191,960,500
Thailand 1.2%
7,765,000	Ngern Tid Lor PCL *	10,498,280
11,908,222	Thai Beverage PCL	6,258,007
		16,756,287
United Arab Emirates 0.6%
1,553,036	Network International Holdings PLC *(a)	8,789,518
Total Common Stocks (Cost $956,214,441)		1,326,619,615

NUMBER OF UNITS

Common Stock Units 1.6%
Brazil 0.8%
1,191,049	Energisa SA	10,791,361
Mexico 0.8%
1,301,994	Fomento Economico Mexicano SAB de CV	10,675,854
Total Common Stock Units (Cost $21,667,388)		21,467,215

NUMBER OF SHARES		VALUE

Preferred Stocks 0.6%
Brazil 0.6%
1,658,472	Banco Bradesco SA (Cost $6,668,741)	$8,445,583
Short-Term Investments 1.8%
Investment Companies 1.8%
25,519,480	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(e) (Cost $25,519,480)	25,519,480
Total Investments 100.2% (Cost $1,010,070,050)		1,382,051,893
Liabilities Less Other Assets (0.2)%		(3,024,285)
Net Assets 100.0%		$1,379,027,608

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $104,364,655, which represents 7.6% of net assets of the Fund.
(b)	Security fair valued as of May 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2021 amounted to $60,657,514, which represents 4.4% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2021, these securities amounted to $21,610,939, which represents 1.6% of net assets of the Fund.
(e)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

(f)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale. At May 31, 2021, this security amounted to $23,496,263, which represents 1.7% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 5/31/2021	Fair Value Percentage of Net Assets as of 5/31/2021
National Stock Exchange	4/16/2018	$15,536,312	1.1%	$23,496,263	1.7%
Total		$15,536,312	1.1%	$23,496,263	1.7%

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Banks	$172,217,714	12.5%
Semiconductors & Semiconductor Equipment	164,387,119	11.9%
Internet & Direct Marketing Retail	137,431,843	10.0%
Interactive Media & Services	128,847,850	9.3%
Technology Hardware, Storage & Peripherals	64,323,970	4.7%
Chemicals	61,601,829	4.5%
IT Services	54,003,990	3.9%
Food & Staples Retailing	44,932,396	3.3%
Beverages	44,716,016	3.2%
Oil, Gas & Consumable Fuels	44,078,373	3.2%
Capital Markets	38,770,996	2.8%
Electronic Equipment, Instruments & Components	37,328,812	2.7%
Pharmaceuticals	34,730,993	2.5%
Metals & Mining	30,331,169	2.2%
Insurance	30,023,045	2.2%
Consumer Finance	29,761,802	2.2%
Food Products	25,689,986	1.9%
Entertainment	22,700,118	1.7%
Specialty Retail	15,348,031	1.1%
Commercial Services & Supplies	14,834,370	1.1%
Thrifts & Mortgage Finance	14,296,018	1.0%
Wireless Telecommunication Services	13,988,872	1.0%
Construction Materials	12,768,307	0.9%
Real Estate Management & Development	12,440,611	0.9%
Diversified Telecommunication Services	11,035,021	0.8%
Electric Utilities	10,791,361	0.8%
Paper & Forest Products	10,298,789	0.7%
Communications Equipment	9,110,932	0.7%
Construction & Engineering	8,904,850	0.6%
Automobiles	8,841,397	0.6%
Health Care Providers & Services	8,721,468	0.6%
Air Freight & Logistics	8,088,298	0.6%
Containers & Packaging	8,027,009	0.6%
Gas Utilities	6,085,570	0.4%
Machinery	5,240,116	0.4%
Electrical Equipment	4,115,188	0.3%
Household Durables	2,607,679	0.2%
Diversified Consumer Services	2,594,421	0.2%
Life Sciences Tools & Services	2,516,084	0.2%
Short-Term Investments and Other Liabilities-Net	22,495,195	1.6%
	$1,379,027,608	100.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
India	$181,571,930	$11,495,954	$23,496,263	$216,564,147
Russia	51,449,941	25,665,297	—	77,115,238
Other Common Stocks(a)	1,032,940,230	—	—	1,032,940,230
Total Common Stocks	1,265,962,101	37,161,251	23,496,263	1,326,619,615
Common Stock Units(a)	21,467,215	—	—	21,467,215
Preferred Stocks(a)	8,445,583	—	—	8,445,583
Short-Term Investments	—	25,519,480	—	25,519,480
Total Investments	$1,295,874,899	$62,680,731	$23,496,263	$1,382,051,893

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2021
Investments in Securities:
Common Stocks(c)	$12,754	$—	$—	$10,742	$—	$—	$—	$—	$23,496	$10,742
Total	$12,754	$—	$—	$10,742	$—	$—	$—	$—	$23,496	$10,742

(c)	Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 5/31/2021	Valuation approach	Unobservable input(s)	Input value/ range		Weighted average(e)		Impact to valuation from increase input(f)
Common Stocks	$23,496,263	Market Comparables	Enterprise value/Revenue multiple(d) (EV/Revenue)	14.0	x	14.0	x	Increase

(d)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(e)	The weighted averages disclosed in the table above were weighted by relative fair value.

(f)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 91.4%
Aerospace & Defense 1.7%
61,175	Lockheed Martin Corp.	$23,381,085
Banks 7.6%
60,000	Bank of America Corp.	2,543,400
539,800	Citizens Financial Group, Inc.	26,936,020
239,730	JPMorgan Chase & Co. (a)	39,373,255
197,300	PNC Financial Services Group, Inc. (a)	38,410,364
		107,263,039
Beverages 1.0%
128,850	Coca-Cola Co.	7,124,116
48,450	PepsiCo, Inc.	7,167,693
		14,291,809
Biotechnology 1.0%
124,000	AbbVie, Inc.	14,036,800
Capital Markets 6.1%
157,550	Amundi SA (b)	14,015,468
182,975	CME Group, Inc.	40,027,611
160,100	Morgan Stanley	14,561,095
571,775	Virtu Financial, Inc. Class A	17,410,549
		86,014,723
Chemicals 1.6%
351,250	Nutrien Ltd.	21,830,187
Diversified Telecommunication Services 2.3%
110,000	Cogent Communications Holdings, Inc.	8,316,000
828,000	TELUS Corp. (c)	18,684,061
230,000	TELUS Corp.	5,188,800
		32,188,861
Electric Utilities 2.0%
391,675	NextEra Energy, Inc. (a)	28,678,443
Electrical Equipment 2.1%
206,900	Eaton Corp. PLC	30,052,225
Electronic Equipment, Instruments & Components 1.7%
544,250	Corning, Inc.	23,745,627
Equity Real Estate Investment Trusts 12.9%
90,600	Alexandria Real Estate Equities, Inc.	16,150,356
164,525	Americold Realty Trust	6,255,241
1,464,975	Brixmor Property Group, Inc.	33,269,582
139,000	Camden Property Trust	17,427,820
155,305	Crown Castle International Corp.	29,430,297
261,300	CyrusOne, Inc.	19,270,875
330,725	Duke Realty Corp. (c)	15,365,484
438,100	MGM Growth Properties LLC Class A	15,714,647
187,700	Prologis, Inc.	22,118,568
104,000	Terreno Realty Corp.	6,616,480
		181,619,350
Food Products 1.6%
660,000	Flowers Foods, Inc.	15,899,400
103,925	Kellogg Co.	6,806,048
		22,705,448
Health Care Equipment & Supplies 0.8%
91,000	Medtronic PLC (c)	11,519,690
Health Care Providers & Services 1.2%
195,000	CVS Health Corp.	16,855,800
Hotels, Restaurants & Leisure 1.1%
63,825	McDonald's Corp.	14,928,029
Household Durables 3.4%
641,600	Leggett & Platt, Inc.	35,307,248
424,285	Newell Brands, Inc.	12,172,737
		47,479,985
Household Products 0.4%
46,150	Procter & Gamble Co.	6,223,328
Insurance 0.9%
42,000	Assurant, Inc.	6,768,300
35,000	Chubb Ltd.	5,949,650
		12,717,950
IT Services 2.0%
276,600	Paychex, Inc.	27,975,324
Machinery 1.2%
68,175	Caterpillar, Inc.	16,435,629
Metals & Mining 5.9%
258,475	Newmont Corp.	18,992,743
405,600	Rio Tinto PLC ADR	35,461,608
411,950	Southern Copper Corp.	28,729,393
		83,183,744
Multi-Utilities 7.2%
174,800	Ameren Corp.	14,718,160
1,299,600	CenterPoint Energy, Inc.	32,879,880
346,900	Dominion Energy, Inc.	26,412,966
101,700	Public Service Enterprise Group, Inc.	6,317,604
64,100	Sempra Energy	8,684,909
132,100	WEC Energy Group, Inc.	12,405,511
		101,419,030
Oil, Gas & Consumable Fuels 5.3%
939,250	Cabot Oil & Gas Corp.	15,403,700
186,725	Chevron Corp.	19,380,188
458,373	ConocoPhillips	25,549,711
174,125	Valero Energy Corp.	13,999,650
		74,333,249
Personal Products 1.1%
250,000	Unilever PLC ADR	14,992,500
Pharmaceuticals 7.1%
403,075	AstraZeneca PLC ADR	22,882,568
471,900	Bristol-Myers Squibb Co.	31,013,268
207,500	Johnson & Johnson	35,119,375
117,300	Novartis AG ADR	10,366,974
		99,382,185
Professional Services 1.0%
4,300	SGS SA	13,456,921

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Semiconductors & Semiconductor Equipment 4.3%
206,740	QUALCOMM, Inc. (a)	$27,814,800
175,400	Texas Instruments, Inc.	33,294,428
		61,109,228
Software 1.1%
64,725	Microsoft Corp.	16,160,538
Specialty Retail 2.3%
138,200	Best Buy Co., Inc.	16,064,368
53,275	Home Depot, Inc.	16,989,930
		33,054,298
Textiles, Apparel & Luxury Goods 1.7%
300,800	VF Corp.	23,979,776
Trading Companies & Distributors 1.8%
85,500	Watsco, Inc.	24,914,700
Total Common Stocks (Cost $914,067,209)		1,285,929,501

PRINCIPAL AMOUNT

Convertible Bonds 5.6%
Biotechnology 0.4%
$2,350,000	BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/2027	2,288,430
3,405,000	Exact Sciences Corp., 0.38%, due 3/1/2028	3,915,750
		6,204,180
Electronic Equipment, Instruments & Components 1.0%
12,385,000	Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	13,399,331
Entertainment 0.4%
2,795,000	IMAX Corp., 0.50%, due 4/1/2026(d)	2,913,788
2,795,000	Spotify USA, Inc., 0.00%, due 3/15/2026(d)	2,551,835
		5,465,623
Health Care Equipment & Supplies 0.3%
4,680,000	Dexcom, Inc., 0.25%, due 11/15/2025	4,589,325
Interactive Media & Services 0.9%
13,285,000	Liberty TripAdvisor Holdings, Inc., 0.50%, due 6/30/2051(d)	12,106,846
Leisure Products 0.2%
2,795,000	Peloton Interactive, Inc., 0.00%, due 2/15/2026(d)	2,669,225
Media 0.8%
11,230,000	Liberty Media Corp., 2.75%, due 12/1/2049(d)	11,561,285
Metals & Mining 0.6%
7,050,000	Ivanhoe Mines Ltd., 2.50%, due 4/15/2026(d)	8,601,000
Semiconductors & Semiconductor Equipment 0.5%
8,440,000	Enphase Energy, Inc., 0.00%, due 3/1/2028(d)	7,309,275
Software 0.5%
1,420,000	Envestnet, Inc., 0.75%, due 8/15/2025(d)	1,386,346
2,795,000	FireEye, Inc., 1.63%, due 6/1/2035	2,770,579
2,820,000	Splunk, Inc., 1.13%, due 6/15/2027(d)	2,587,350
		6,744,275
Total Convertible Bonds (Cost $76,448,056)		78,650,365

NUMBER OF SHARES

Short-Term Investments 2.7%
Investment Companies 2.7%
38,384,826	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)(e) (Cost $38,384,826)	38,384,826
Total Investments 99.7% (Cost $1,028,900,091)		1,402,964,692
Other Assets Less Liabilities 0.3%(f)		4,281,976
Net Assets 100.0%		$1,407,246,668

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $14,015,468, which represents 1.0% of net assets of the Fund.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $57,343,126.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2021, these securities amounted to $51,686,950, which represents 3.7% of net assets of the Fund.
(e)	Represents 7-day effective yield as of May 31, 2021.
(f)	Includes the impact of the Fund's open positions in derivatives at May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,170,370,386	83.2%
Canada	54,304,048	3.9%
United Kingdom	37,875,068	2.7%
Australia	35,461,608	2.5%
Peru	28,729,393	2.0%
Switzerland	23,823,895	1.7%
France	14,015,468	1.0%
Short-Term Investments and Other Assets-Net	42,666,802	3.0%
	$1,407,246,668	100.0%

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At May 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Aerospace & Defense
Lockheed Martin Corp.	100	$(3,822,000)	$450	9/17/2021	$(14,250)

Banks
Bank of America Corp.	200	(847,800)	40	8/20/2021	(69,000)
Bank of America Corp.	200	(847,800)	44	9/17/2021	(31,700)
Bank of America Corp.	200	(847,800)	46	11/19/2021	(30,900)
JPMorgan Chase & Co.	140	(2,299,360)	145	6/18/2021	(271,250)
JPMorgan Chase & Co.	140	(2,299,360)	155	6/18/2021	(138,950)
JPMorgan Chase & Co.	140	(2,299,360)	175	9/17/2021	(55,300)
					(597,100)
Chemicals
Nutrien Ltd.	350	(2,175,250)	70	11/19/2021	(55,125)

Electrical Equipment
Eaton Corp. PLC	100	(1,452,500)	160	10/15/2021	(26,750)
Eaton Corp. PLC	100	(1,452,500)	165	10/15/2021	(16,750)
Eaton Corp. PLC	100	(1,452,500)	170	10/15/2021	(10,000)
Eaton Corp. PLC	100	(1,452,500)	175	10/15/2021	(5,750)
					(59,250)
Equity Real Estate Investment Trusts
Prologis, Inc.	180	(2,121,120)	140	11/19/2021	(15,300)

Hotels, Restaurants & Leisure
McDonald's Corp.	150	(3,508,350)	260	9/17/2021	(21,525)

Household Durables
Leggett & Platt, Inc.	250	(1,375,750)	55	9/17/2021	(81,250)

Insurance
Assurant, Inc.	100	(1,611,500)	175	9/17/2021	(23,250)
Assurant, Inc.	50	(805,750)	180	9/17/2021	(6,375)
					(29,625)
Machinery
Caterpillar, Inc.	150	(3,616,200)	280	9/17/2021	(37,425)
Caterpillar, Inc.	150	(3,616,200)	290	11/19/2021	(50,625)
					(88,050)
Metals & Mining
Newmont Corp.	64	(470,272)	85	9/17/2021	(8,352)

Specialty Retail
Home Depot, Inc.	100	(3,189,100)	390	11/19/2021	(18,700)

Trading Companies & Distributors
Watsco, Inc.	100	(2,914,000)	320	8/20/2021	(28,000)
Watsco, Inc.	100	(2,914,000)	350	11/19/2021	(23,500)
					(51,500)
Total calls					$(1,040,027)

Puts

Semiconductors & Semiconductor Equipment
Intel Corp.	300	$(1,713,600)	$55	8/20/2021	$(68,100)
Intel Corp.	300	(1,713,600)	52.5	9/17/2021	(52,800)
Intel Corp.	300	(1,713,600)	42.5	10/15/2021	(12,300)
Intel Corp.	300	(1,713,600)	45	10/15/2021	(18,000)
Total puts					$(151,200)
Total options written (premium received $770,378)					$(1,191,227)

At May 31, 2021, the Fund had securities pledged in the amount of $36,584,717 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,285,929,501	$—	$—	$1,285,929,501
Convertible Bonds(a)	—	78,650,365	—	78,650,365
Short-Term Investments	—	38,384,826	—	38,384,826
Total Investments	$1,285,929,501	$117,035,191	$—	$1,402,964,692

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2021:
Other Financial Instruments

	Level 1	Level 2	Level 3(b)	Total
Options Written
Liabilities	$(1,191,227)	$—	$—	$(1,191,227)
Total	$(1,191,227)	$—	$—	$(1,191,227)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2021
Options Written(c)	$(19)	$—	$21	$(12)	$10	$—	$—	$—	$—	$—
Total	$(19)	$—	$21	$(12)	$10	$—	$—	$—	$—	$—

(c)	At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at May 31, 2021.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 97.3%
Banks 3.0%
1,695,900	Bank Central Asia Tbk PT	$3,763,390
530,596	Bank of America Corp.	22,491,965
		26,255,355
Beverages 1.8%
84,414	Carlsberg AS Class B	15,531,224
Capital Markets 1.5%
237,319	Apollo Global Management, Inc.	13,607,871
Chemicals 3.2%
95,191	Linde PLC	28,614,415
Commercial Services & Supplies 1.9%
2,801,000	A-Living Smart City Services Co. Ltd. (a)	13,624,419
286,288	LegalZoom.com, Inc. *(b)(c)(g)	3,101,472
		16,725,891
Electronic Equipment, Instruments & Components 2.2%
39,096	Zebra Technologies Corp. Class A *	19,432,667
Equity Real Estate Investment Trusts 1.4%
101,460	Prologis, Inc.	11,956,046
Hotels, Restaurants & Leisure 8.2%
1,201,630	Entain PLC *	28,128,817
59,452	Evolution AB (a)	11,092,638
186,839	Expedia Group, Inc. *	33,061,161
		72,282,616
Interactive Media & Services 6.5%
14,070	Alphabet, Inc. Class C *	33,930,649
70,733	Facebook, Inc. Class A *	23,252,059
		57,182,708
Internet & Direct Marketing Retail 1.5%
4,072	Amazon.com, Inc. *	13,124,341
IT Services 4.9%
59,945	Accenture PLC Class A	16,914,081
106,691	Druva, Inc. Ser. 5 Preference Shares*(b)(c)(g)	999,994
51,970	EPAM Systems, Inc. *	24,820,872
		42,734,947
Life Sciences Tools & Services 1.2%
45,600	IQVIA Holdings, Inc. *	10,951,296
Machinery 2.5%
60,664	Deere & Co.	21,905,770
Multiline Retail 2.0%
78,823	Target Corp.	17,886,515
Personal Products 5.9%
68,754	Estee Lauder Cos., Inc. Class A	21,074,476
54,109	L'Oreal SA	24,516,060
93,300	Shiseido Co. Ltd.	6,762,519
		52,353,055
Real Estate Management & Development 0.9%
2,641,000	Sunac Services Holdings Ltd. *(a)	7,894,858
Road & Rail 3.3%
352,995	Canadian Pacific Railway Ltd.	28,684,374

Semiconductors & Semiconductor Equipment 9.9%
76,877	ASML Holding NV	51,928,107
186,452	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,882,007
70,295	Texas Instruments, Inc.	13,343,397
		87,153,511
Software 12.3%
10,202	AvidXchange, Inc. *(b)(c)(g)	756,285
77,573	Cadence Design Systems, Inc. *	9,850,995
25,000	Constellation Software, Inc.	35,881,793
129,100	DoubleVerify Holdings, Inc. *	4,762,499
58,101	DoubleVerify Holdings, Inc. *(b)(g)	1,940,573
209,807	Microsoft Corp.	52,384,612
46,495	Topicus.com, Inc. *	2,968,937
		108,545,694
Specialty Retail 6.3%
570,082	American Eagle Outfitters, Inc.	20,198,005
305,157	Gap, Inc.	10,207,502
38,467	RH *	24,659,270
		55,064,777
Textiles, Apparel & Luxury Goods 11.2%
53,962	LVMH Moet Hennessy Louis Vuitton SE	43,154,228
267,967	NIKE, Inc. Class B	36,566,777
168,004	Puma SE	19,221,132
		98,942,137
Trading Companies & Distributors 2.6%
142,700	IMCD NV	23,248,468
Wireless Telecommunication Services 3.1%
190,149	T-Mobile U.S., Inc. *	26,896,576
Total Common Stocks (Cost $632,106,946)		856,975,112

NUMBER OF UNITS

Master Limited Partnerships and Limited Partnerships 0.0%(d)
Professional Services 0.0%(d)
230,734	CC DNB Holdings, L.P. (Cost $—)*(b)(c)(e)(g)	—

NUMBER OF SHARES

Preferred Stocks 2.1%
Hotels, Restaurants & Leisure 0.5%
250,000	Sweetgreen, Inc. Ser. D *(b)(c)(g)	3,425,000
27,151	Sweetgreen, Inc. Ser. I *(b)(c)(g)	464,282
20,645	Sweetgreen, Inc. Ser. J *(b)(c)(g)	353,029
		4,242,311
Software 1.6%
40,808	AvidXchange, Inc. Ser. F *(b)(c)(g)	3,025,138
314	Pride Parent, Inc. Ser. A *(b)(c)(g)	10,990,000
		14,015,138
Total Preferred Stocks (Cost $16,807,393)		18,257,449

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

Warrants 0.0%(d)
Hotels, Restaurants & Leisure 0.0%(d)
1	Sweetgreen, Inc. Ser. J Expires 1/21/2026 (Cost $—)*(b)(c)(g)	—

NUMBER OF SHARES		VALUE

Short-Term Investments 0.6%
Investment Companies 0.6%
5,488,953	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(f) (Cost $5,488,953)	$5,488,953
Total Investments 100.0% (Cost $654,403,292)		880,721,514
Liabilities Less Other Assets 0.0%(e)		(415,943)
Net Assets 100.0%		$880,305,571

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $32,611,915, which represents 3.7% of net assets of the Fund.
(b)	Security fair valued as of May 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2021 amounted to $25,055,773, which represents 2.8% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Security acquired via a PIPE transaction.
(f)	Represents 7-day effective yield as of May 31, 2021.
(g)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

At May 31, 2021, these securities amounted to $25,055,773, which represents 2.8% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 5/31/2021	Fair Value Percentage of Net Assets as of 5/31/2021
AvidXchange, Inc.	4/7/2020	$500,020	0.1%	$756,285	0.1%
AvidXchange, Inc. (Ser. F Preferred Shares)	4/7/2020	2,000,082	0.3%	3,025,138	0.3%
CC DNB Holdings, L.P.	7/6/2020	-	0.0%	-	0.0%
DoubleVerify Holdings, Inc.	11/18/2020	999,999	0.1%	1,940,573	0.2%
Druva, Inc. (Ser. 5 Preference Shares)	4/1/2021	1,000,000	0.1%	999,994	0.1%
LegalZoom.com, Inc.	8/22/2018	2,819,507	0.4%	3,101,472	0.3%
Pride Parent, Inc. (Ser. A Preferred Shares)	1/19/2021	10,990,000	1.4%	10,990,000	1.3%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	3,000,000	0.4%	3,425,000	0.4%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	464,282	0.1%	464,282	0.1%
Sweetgreen, Inc. (Ser. J Preferred Shares)	1/21/2021	353,030	0.0%	353,029	0.0%
Sweetgreen, Inc. (Ser. J Warrants)	1/21/2021	-	0.0%	-	0.0%
Total		$22,126,920	2.9%	$25,055,773	2.8%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$508,335,176	57.7%
Netherlands	78,145,512	8.9%
France	67,670,288	7.7%
Canada	64,566,167	7.3%
United Kingdom	56,743,232	6.4%
Taiwan	21,882,007	2.5%
China	21,519,277	2.4%
Germany	19,221,132	2.2%
Denmark	15,531,224	1.8%
Sweden	11,092,638	1.3%
Japan	6,762,519	0.8%
Indonesia	3,763,390	0.4%
Short-Term Investment and Other Liabilities-Net	5,073,009	0.6%
	$880,305,571	100.0%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Commercial Services & Supplies	$13,624,419	$—	$3,101,472	$16,725,891
IT Services	41,734,953	—	999,994	42,734,947
Software	105,848,836	1,940,573	756,285	108,545,694
Other Common Stocks(a)	688,968,580	—	—	688,968,580
Total Common Stocks	850,176,788	1,940,573	4,857,751	856,975,112
Master Limited Partnerships and Limited Partnerships(a)	—	—	—	—
Preferred Stocks(a)	—	—	18,257,449	18,257,449
Warrants(a)	—	—	—	—
Short-Term Investments	—	5,488,953	—	5,488,953
Total Investments	$850,176,788	$7,429,526	$23,115,200	$880,721,514

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country Summary.

(b)	The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2021
Investments in Securities:
Common Stocks(c)	$3,445	$—	$—	$413	$1,000	$—	$—	$—	$4,858	$413
Master Limited Partnerships and Limited Partnerships(g)	—	—	—	—	—	—	—	—	—	—
Preferred Stocks(c)	5,464	—	—	1,450	11,343	—	—	—	18,257	1,450
Warrants(c)	—	—	—	—	—	—	—	—	—	—
Total	$8,909	$—	$—	$1,863	$12,343	$—	$—	$—	$23,115	$1,863

(c)	Quantitative Information about Level 3 Fair Value Measurements:

Asset class	Fair value at 5/31/2021	Valuation approach	Unobservable input	Amount or range	Weighted average(e)	Impact to valuation from increase in input(f)
Common Stocks	$3,857,757	Market Comparables	Enterprise value/Revenue multiple(d) (EV/Revenue)	5.0x - 15.0x	7.0x	Increase
	999,993	Market Approach	Transaction Price	$9.3728	$9.3728	Increase
Preferred Stocks	6,450,138	Market Comparables	Enterprise value/Revenue multiple(d) (EV/Revenue)	5.0x - 15.0x	9.7x	Increase
	11,807,312	Market Approach	Transaction Price	$17.10 - $35,000	$32,578	Increase
Warrants	—	Market Approach	Transaction Price	$0.00	$—	Increase

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

(d)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(e)	The weighted averages disclosed in the table above were weighted by relative fair value.
(f)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(g)	As of the period ended May 31, 2021, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 99.2%
Air Freight & Logistics 0.7%
877,370	Forward Air Corp.	$85,008,379
Airlines 0.8%
453,932	Allegiant Travel Co. *	100,527,781
Auto Components 3.9%
1,814,498	Fox Factory Holding Corp. *	282,118,149
945,422	LCI Industries	140,915,149
703,771	XPEL, Inc. *	57,709,222
		480,742,520
Banks 10.2%
1,810,917	Bank of Hawaii Corp.	162,511,691
1,032,206	BOK Financial Corp.	93,972,034
2,081,362	Columbia Banking System, Inc.	89,831,584
1,852,262	Community Bank System, Inc.	150,255,493
1,081,128	Cullen/Frost Bankers, Inc.	130,502,961
3,906,689	CVB Financial Corp.	86,650,362
3,286,294	First Financial Bankshares, Inc.	165,464,903
2,889,981	First Hawaiian, Inc.	81,381,865
2,458,123	Glacier Bancorp, Inc.	143,185,665
1,039,866	Lakeland Financial Corp.	64,170,131
1,287,251	Prosperity Bancshares, Inc.	96,865,638
		1,264,792,327
Biotechnology 1.4%
2,427,973	Abcam PLC *	48,790,526
2,069,888	Emergent BioSolutions, Inc. *	125,538,707
		174,329,233
Building Products 1.7%
2,077,392	AAON, Inc.	137,627,220
577,956	CSW Industrials, Inc.	70,406,600
		208,033,820
Capital Markets 2.4%
934,300	Artisan Partners Asset Management, Inc. Class A	47,724,044
568,959	Hamilton Lane, Inc. Class A	51,416,825
990,445	Houlihan Lokey, Inc.	74,174,426
266,197	MarketAxess Holdings, Inc.	124,191,548
		297,506,843
Chemicals 1.8%
586,733	Chase Corp. (a)	62,193,698
20,401	NewMarket Corp.	7,002,235
644,718	Quaker Chemical Corp.	156,376,351
		225,572,284
Commercial Services & Supplies 4.7%
1,791,615	Driven Brands Holdings, Inc. *	53,067,636
2,197,269	IAA, Inc. *	125,178,415
1,060,352	MSA Safety, Inc.	178,202,757
3,070,095	Rollins, Inc.	104,659,539
1,064,886	Tetra Tech, Inc.	127,221,930
		588,330,277
Communications Equipment 0.9%
3,922,303	NetScout Systems, Inc. *(a)	115,315,708
Construction & Engineering 1.2%
606,027	Valmont Industries, Inc.	150,294,696
Construction Materials 1.2%
1,052,867	Eagle Materials, Inc.	154,518,761
Containers & Packaging 1.1%
930,220	AptarGroup, Inc.	137,030,708
Distributors 3.2%
907,651	Pool Corp.	396,235,044
Diversified Consumer Services 0.9%
833,258	Bright Horizons Family Solutions, Inc. *	115,181,253
Electrical Equipment 0.1%
645,500	Shoals Technologies Group, Inc. Class A *	17,815,800
Electronic Equipment, Instruments & Components 6.8%
1,615,960	Cognex Corp.	128,291,065
639,939	Littelfuse, Inc.	167,177,664
1,069,885	National Instruments Corp.	43,651,308
1,295,376	Novanta, Inc. *	180,018,403
1,014,561	Rogers Corp. *(a)	190,078,003
259,259	Zebra Technologies Corp. Class A *	128,864,686
		838,081,129
Food & Staples Retailing 0.7%
2,387,670	Grocery Outlet Holding Corp. *	81,347,917
Food Products 1.2%
584,993	Lancaster Colony Corp.	109,200,644
1,781,263	Utz Brands, Inc.	41,147,175
		150,347,819
Health Care Equipment & Supplies 5.6%
125,002	Atrion Corp. (a)	77,626,242
2,268,952	Haemonetics Corp. *	128,105,030
242,368	IDEXX Laboratories, Inc. *	135,268,005
710,071	Neogen Corp. *	65,546,654
824,085	West Pharmaceutical Services, Inc.	286,377,778
		692,923,709
Health Care Providers & Services 1.8%
389,182	Chemed Corp.	191,220,684
664,347	National Research Corp.	31,775,717
		222,996,401
Health Care Technology 0.6%
883,676	Certara, Inc. *	23,249,516
932,790	Simulations Plus, Inc.	49,232,656
		72,482,172
Hotels, Restaurants & Leisure 1.1%
1,307,395	Texas Roadhouse, Inc.	131,667,750
Household Products 1.9%
1,299,333	Church & Dwight Co., Inc.	111,391,818
515,913	WD-40 Co.	126,295,503
		237,687,321

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Insurance 1.6%
1,035,577	AMERISAFE, Inc. (a)	$67,861,361
1,178,893	RLI Corp.	124,349,633
		192,210,994
IT Services 1.3%
998,133	Computer Services, Inc.	59,887,980
683,594	Jack Henry & Associates, Inc.	105,376,015
		165,263,995
Leisure Products 0.6%
3,101,081	Hayward Holdings, Inc. *	78,984,533
Life Sciences Tools & Services 3.3%
748,393	Bio-Techne Corp.	309,707,475
424,022	ICON PLC *	94,879,163
		404,586,638
Machinery 6.4%
1,451,131	Graco, Inc.	109,879,639
525,114	Kadant, Inc.	88,229,654
576,425	Lindsay Corp. (a)	94,896,848
519,147	Nordson Corp.	115,089,699
101,420	Omega Flex, Inc.	14,913,811
955,098	RBC Bearings, Inc. *	186,998,638
1,661,360	Toro Co.	184,560,482
		794,568,771
Media 3.5%
74,272	Cable One, Inc.	134,845,272
1,426,508	Nexstar Media Group, Inc. Class A	216,700,830
1,229,922	TechTarget, Inc. *	86,475,816
		438,021,918
Multiline Retail 0.3%
367,398	Ollie's Bargain Outlet Holdings, Inc. *	31,757,883
Professional Services 1.6%
2,122,476	Exponent, Inc.	193,633,486
Real Estate Management & Development 1.4%
1,063,726	FirstService Corp.	172,738,465
Semiconductors & Semiconductor Equipment 5.9%
996,594	CMC Materials, Inc.	153,804,352
3,547,605	Lattice Semiconductor Corp. *	188,271,397
880,307	MKS Instruments, Inc.	165,700,187
2,642,650	Power Integrations, Inc.	217,199,404
		724,975,340
Software 10.9%
997,104	Altair Engineering, Inc. Class A *	67,174,896
1,601,793	American Software, Inc. Class A (a)	32,228,075
1,701,180	Aspen Technology, Inc. *	232,160,035
452,686	Fair Isaac Corp. *	229,086,277
2,072,649	Manhattan Associates, Inc. *	281,838,811
1,816,304	Model N, Inc. *(a)	64,787,564
1,557,892	Qualys, Inc. *	150,616,999
1,230,386	SPS Commerce, Inc. *	115,484,030
335,139	Tyler Technologies, Inc. *	135,114,639
2,262,337	Vertex, Inc. Class A *(a)	43,459,494
		1,351,950,820
Specialty Retail 4.2%
856,390	Asbury Automotive Group, Inc. *	169,813,573
1,196,702	Floor & Decor Holdings, Inc. Class A *	117,647,774
329,613	Lithia Motors, Inc. Class A	116,020,480
1,732,547	Petco Health & Wellness Co., Inc. *	39,242,190
450,802	Tractor Supply Co.	81,910,723
		524,634,740
Trading Companies & Distributors 2.3%
1,756,642	Richelieu Hardware Ltd. (b)	62,526,887
502,857	SiteOne Landscape Supply, Inc. *	86,511,518
436,331	Transcat, Inc. *(a)	23,055,730
371,758	Watsco, Inc.	108,330,281
		280,424,416
Total Common Stocks (Cost $5,331,058,944)		12,292,521,651
Short-Term Investments 0.6%
Investment Companies 0.6%
5,623,300	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)	5,623,300
69,425,938	State Street Institutional Treasury Plus Money Market Fund Premier Class, 0.01%(c)	69,425,938
Total Short-Term Investments (Cost $75,049,238)		75,049,238
Total Investments 99.8% (Cost $5,406,108,182)		12,367,570,889
Other Assets Less Liabilities 0.2%		22,602,498
Net Assets 100.0%		$12,390,173,387

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Security fair valued as of May 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2021 amounted to $62,526,887, which represents 0.5% of net assets of the Fund.
(c)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Trading Companies & Distributors	$217,897,529	$62,526,887	$—	$280,424,416
Other Common Stocks(a)	12,012,097,235	—	—	12,012,097,235
Total Common Stocks	12,229,994,764	62,526,887	—	12,292,521,651
Short-Term Investments	—	75,049,238	—	75,049,238
Total Investments	$12,229,994,764	$137,576,125	$—	$12,367,570,889

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio. § Investments in Affiliates(a):

	Value at August 31, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons		Shares Held at May 31, 2021	Value at May 31, 2021
American Software, Inc.	$-	$26,351,774	$-	$5,876,301	$-	$414,291		1,601,793	$32,228,075
AMERISAFE, Inc.	75,083,929	-	5,371,942	(1,857,920)	7,294	4,766,065		1,035,577	67,861,361
Atrion Corp.	73,879,022	6,701,563	1,781,068	(1,370,335)	197,060	628,859		125,002	77,626,242
Chase Corp.	48,619,619	9,236,615	-	4,337,464	-	426,532		586,733	62,193,698
Lindsay Corp.	46,087,216	17,995,867	1,614,343	32,047,254	380,854	515,628		576,425	94,896,848
Model N, Inc.	64,572,719	10,809,820	4,627,113	(7,269,224)	1,301,362	-	*	1,816,304	64,787,564
NetScout Systems, Inc.	103,335,627	-	14,249,536	28,947,107	(2,717,490)	-	*	3,922,303	115,315,708
Rogers Corp.	124,905,692	-	13,470,654	72,597,380	6,045,585	-	*	1,014,561	190,078,003
Transcat, Inc.	-	19,633,716	-	3,422,014	-	-	*	436,331	23,055,730
Vertex, Inc.	-	57,634,234	218,646	(13,996,296)	40,202	-	*	2,262,337	43,459,494
Sub-total for affiliates held as of 5/31/21(b)	$536,483,824	$148,363,589	$41,333,302	$122,733,745	$5,254,867	$6,751,375			$771,502,723
Fox Factory Holding Corp.	$213,126,050	$-	$37,949,083	$83,525,453	$23,415,729	$-	*	1,814,498	$282,118,149
Power Integrations, Inc.	179,997,505	-	42,677,881	50,713,749	29,166,031	1,020,328		2,642,650	217,199,404
Sub-total for securities no longer affiliated as of 5/31/21(c)	$393,123,555	$-	$80,626,964	$134,239,202	$52,581,760	$1,020,328			$499,317,553
Total	$929,607,379	$148,363,589	$121,960,266	$256,972,947	$57,836,627	$7,771,703			$1,270,820,276

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.

(b)	At May 31, 2021, these securities amounted to 6.23% of net assets of the Fund.

(c)	At May 31, 2021, the issuers of these securities were no longer affiliated with the Fund.

*	Non-income producing security.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.9%
Australia 3.4%
12,473	Charter Hall Long Wale REIT	$45,962
6,460	Goodman Group	96,263
		142,225
Canada 4.2%
876	Allied Properties Real Estate Investment Trust	32,160
1,005	Brookfield Asset Management, Inc. Class A	50,572
904	Canadian Apartment Properties REIT	41,367
4,099	Summit Industrial Income REIT	54,221
		178,320
China 2.6%
17,000	China Resources Land Ltd.	80,281
3,000	GDS Holdings Ltd. Class A *	27,600
		107,881
France 1.1%
419	ARGAN SA	44,810
Germany 4.0%
1,198	Deutsche Wohnen SE	76,318
1,475	Vonovia SE	92,632
		168,950
Hong Kong 2.9%
7,769	Sun Hung Kai Properties Ltd.	121,326
Japan 10.9%
60	LaSalle Logiport REIT	97,291
8,285	Mitsubishi Estate Co. Ltd.	136,644
18	Mitsui Fudosan Logistics Park, Inc.	92,430
5,015	Nomura Real Estate Holdings, Inc.	132,001
		458,366
Singapore 3.4%
17,175	Keppel DC REIT	33,376
12,339	Mapletree Industrial Trust	25,658
15,400	UOL Group Ltd.	86,403
		145,437
Spain 1.3%
942	Cellnex Telecom SA (a)	57,218
United Kingdom 9.9%
4,670	Land Securities Group PLC	46,604
7,350	Safestore Holdings PLC	98,414
10,163	Segro PLC	150,502
7,650	UNITE Group PLC	123,222
		418,742
United States 55.2%
951	American Homes 4 Rent Class A	36,205
868	American Tower Corp.	221,739
1,346	Apartment Income REIT Corp.	62,697
572	Boston Properties, Inc.	67,244
867	Crown Castle International Corp.	164,296
494	CyrusOne, Inc.	36,433
591	Digital Realty Trust, Inc.	89,572
1,130	Douglas Emmett, Inc.	39,234
1,324	Duke Realty Corp.	61,513
179	Equinix, Inc.	131,873
1,156	Equity LifeStyle Properties, Inc.	81,914
1,598	Equity Residential	123,765
283	Essex Property Trust, Inc.	83,567
433	Extra Space Storage, Inc.	64,868
2,013	Healthcare Trust of America, Inc. Class A	55,176
1,697	Healthpeak Properties, Inc.	56,646
1,667	Host Hotels & Resorts, Inc. *	28,622
1,321	Invitation Homes, Inc.	47,913
552	Kilroy Realty Corp.	38,756
665	National Retail Properties, Inc.	30,823
1,387	Prologis, Inc.	163,444
364	Public Storage	102,823
1,515	Regency Centers Corp.	97,869
1,218	Retail Opportunity Investments Corp.	21,753
259	SBA Communications Corp.	77,213
647	Simon Property Group, Inc.	83,133
991	Spirit Realty Capital, Inc.	46,835
1,172	VICI Properties, Inc.	36,484
590	Vornado Realty Trust	27,895
1,085	Welltower, Inc.	81,125
1,758	Weyerhaeuser Co.	66,734
		2,328,164
Total Common Stocks (Cost $3,691,569)		4,171,439
Rights 0.0%(b)
Australia 0.0%(b)
916	Charter Hall Long Wale REIT Expires 6/2/2021 *(c)	92
Singapore 0.0%(b)
616	Mapletree Industrial Trust Expires 6/11/2021 *(c)	51
Total Rights (Cost $—)		143
Short-Term Investments 1.7%
Investment Companies 1.7%
70,919	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(d) (Cost $70,919)	70,919
Total Investments 100.6% (Cost $3,762,488)		4,242,501
Liabilities Less Other Assets (0.6)%		(26,749)
Net Assets 100.0%		$4,215,752

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $57,218, which represents 1.3% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Security fair valued as of May 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2021 amounted to $143, which represents 0.0% of net assets of the Fund.
(d)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

POSITIONS BY SECTOR

Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$1,462,397	34.7%
Industrial & Office REITs	894,181	21.2%
Real Estate Holding & Development	699,859	16.6%
Residential REITs	676,968	16.0%
Retail REITs	280,413	6.7%
Diversified REITs	92,658	2.2%
Hotel & Lodging REITs	65,106	1.5%
Short-Term Investments and Other Liabilities-Net	44,170	1.1%
	$4,215,752	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks(a)	$4,171,439	$—	$—	$4,171,439
Rights(a)	—	143	—	143
Short-Term Investments	—	70,919	—	70,919
Total Investments	$4,171,439	$71,062	$—	$4,242,501

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.
^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 93.6%
Banks 6.3%
434,000	China Merchants Bank Co. Ltd., H Shares	$4,009,561
Beverages 2.1%
152,000	China Resources Beer Holdings Co. Ltd.	1,347,473
Biotechnology 2.1%
174,000	Akeso, Inc. *(a)	1,342,963
Chemicals 6.1%
867,600	Jiangsu Eastern Shenghong Co. Ltd. Class A	2,375,586
217,170	Zhejiang Satellite Petrochemical Co. Ltd. Class A	1,498,018
		3,873,604
Construction Materials 5.4%
2,604,000	China National Building Material Co. Ltd., H Shares	3,449,229
Containers & Packaging 3.3%
82,000	Yunnan Energy New Material Co. Ltd. Class A	2,123,521
Diversified Consumer Services 1.8%
117,900	New Oriental Education & Technology Group, Inc. *	1,179,623
Electrical Equipment 1.0%
37,500	Eve Energy Co. Ltd. Class A	612,364
Electronic Equipment, Instruments & Components 1.4%
34,900	Sunny Optical Technology Group Co. Ltd.	888,138
Food Products 3.3%
304,000	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,936,981
85,000	New Hope Liuhe Co. Ltd. Class A	202,696
		2,139,677
Household Durables 12.7%
445,000	Gree Electric Appliances, Inc. of Zhuhai Class A	3,983,937
650,400	Haier Smart Home Co. Ltd., H Shares *	2,736,224
108,113	Midea Group Co. Ltd. Class A	1,401,663
		8,121,824
Insurance 6.5%
737,400	China Pacific Insurance Group Co. Ltd., H Shares	2,798,185
124,000	Ping An Insurance Group Co. of China Ltd., H Shares	1,355,693
		4,153,878
Interactive Media & Services 5.5%
45,500	Tencent Holdings Ltd.	3,526,427
Internet & Direct Marketing Retail 9.0%
151,800	Alibaba Group Holding Ltd. *	4,056,658
47,650	JD.com, Inc., Class A *	1,733,866
		5,790,524
Machinery 8.0%
1,243,000	Weichai Power Co. Ltd., H Shares	2,882,913
1,300,950	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,233,750
		5,116,663
Pharmaceuticals 8.2%
48,800	CanSino Biologics, Inc., H Shares *(a)	1,988,244
2,152,000	CSPC Pharmaceutical Group Ltd.	3,233,171
		5,221,415
Real Estate Management & Development 4.5%
608,000	China Resources Land Ltd.	2,871,213
Specialty Retail 4.3%
1,570,000	China Yongda Automobiles Services Holdings Ltd.	2,767,411
Textiles, Apparel & Luxury Goods 2.1%
50,000	Shenzhou International Group Holdings Ltd.	1,322,012
Total Common Stocks (Cost $48,878,842)		59,857,520
Short-Term Investments 6.2%
Investment Companies 6.2%
3,978,355	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b) (Cost $3,978,355)	3,978,355
Total Investments 99.8% (Cost $52,857,197)		63,835,875
Other Assets Less Liabilities 0.2%		145,362
Net Assets 100.0%		$63,981,237

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $3,331,207, which represents 5.2% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks(a)	$59,857,520	$—	$—	$59,857,520
Short-Term Investments	—	3,978,355	—	3,978,355
Total Investments	$59,857,520	$3,978,355	$—	$63,835,875

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 94.5%
Aerospace & Defense 1.2%
98,000	L3Harris Technologies, Inc.	$21,369,880
Air Freight & Logistics 0.3%
19,765	FedEx Corp.	6,222,220
Banks 1.6%
377,620	Citigroup, Inc.	29,722,470
Beverages 2.2%
1,080,000	Keurig Dr Pepper, Inc.	39,916,800
Capital Markets 7.9%
79,911	Apollo Global Management, Inc.	4,582,097
25,400	BlackRock, Inc.	22,276,816
376,430	Blackstone Group, Inc. Class A	34,883,768
604,775	Brookfield Asset Management, Inc. Class A	30,444,373
146,000	CME Group, Inc.	31,938,960
273,000	Tradeweb Markets, Inc. Class A	22,871,940
		146,997,954
Chemicals 3.1%
57,700	Air Products & Chemicals, Inc.	17,290,382
428,000	Ashland Global Holdings, Inc.	40,591,520
		57,881,902
Commercial Services & Supplies 2.9%
2,176,736	LegalZoom.com, Inc. *(a)(b)(j)	23,581,452
215,900	Waste Management, Inc.	30,372,812
		53,954,264
Electric Utilities 1.4%
354,995	NextEra Energy, Inc.	25,992,734
Electronic Equipment, Instruments & Components 3.0%
224,000	CDW Corp.	37,054,080
140,000	TE Connectivity Ltd.	18,995,200
		56,049,280
Entertainment 2.6%
332,895	Activision Blizzard, Inc.	32,374,039
63,000	Spotify Technology SA *	15,218,910
		47,592,949
Equity Real Estate Investment Trusts 1.2%
77,000	SBA Communications Corp.	22,955,240
Food & Staples Retailing 2.4%
52,765	Costco Wholesale Corp.	19,959,417
166,575	Walmart, Inc.	23,658,647
		43,618,064
Food Products 0.4%
127,840	Mondelez International, Inc. Class A	8,121,675
Health Care Equipment & Supplies 2.8%
62,000	Becton, Dickinson & Co.	14,997,180
292,000	Medtronic PLC	36,964,280
		51,961,460
Health Care Providers & Services 3.3%
49,370	Humana, Inc.	21,609,249
96,370	UnitedHealth Group, Inc.	39,696,730
		61,305,979
Hotels, Restaurants & Leisure 4.2%
164,000	Expedia Group, Inc. *	29,019,800
210,000	McDonald's Corp.	49,116,900
		78,136,700
Interactive Media & Services 7.4%
40,305	Alphabet, Inc. Class A *	94,992,839
132,450	Facebook, Inc. Class A *	43,540,289
		138,533,128
Internet & Direct Marketing Retail 4.2%
21,515	Amazon.com, Inc. *	69,344,351
117,000	Chewy, Inc. Class A *	8,613,540
		77,957,891
IT Services 5.6%
287,787	Druva, Inc. Ser. 4 Preference Shares *(a)(b)(j)	2,697,370
461,441	Druva, Inc. Ser. 5 Preference Shares *(a)(b)(j)	4,324,994
91,360	Fidelity National Information Services, Inc.	13,610,813
46,365	PayPal Holdings, Inc. *(c)	12,055,827
371,390	Repay Holdings Corp. *	8,434,267
126,335	Visa, Inc. Class A	28,715,946
172,586	WEX, Inc. *	33,811,323
		103,650,540
Life Sciences Tools & Services 2.0%
79,715	Thermo Fisher Scientific, Inc.	37,426,192
Multi-Utilities 0.8%
155,265	WEC Energy Group, Inc.	14,580,936
Oil, Gas & Consumable Fuels 0.1%
329	Venture Global LNG, Inc. Ser. C *(a)(b)(j)	2,277,338
Pharmaceuticals 1.3%
143,890	Johnson & Johnson	24,353,383
Professional Services 6.2%
1,430,550	Dun & Bradstreet Holdings, Inc. *	30,713,909
154,000	Equifax, Inc.	36,196,160
467,495	IHS Markit Ltd.	49,231,898
		116,141,967
Road & Rail 1.7%
124,490	Uber Technologies, Inc. *(c)	6,327,827
114,690	Union Pacific Corp.	25,774,283
		32,102,110
Software 17.8%
80,200	Adobe, Inc. *	40,467,316
515,000	Anaplan, Inc. *	26,527,650
98,335	Atlassian Corp. PLC Class A *	22,939,589
48,968	AvidXchange, Inc. *(a)(b)(j)	3,630,047
129,505	DoubleVerify Holdings, Inc. *	4,777,440
58,101	DoubleVerify Holdings, Inc. *(a)(j)	1,940,573
25,871	Duck Creek Technologies, Inc. *	1,016,989

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

707,905	Duck Creek Technologies, Inc. *	$27,827,746
22,135	Intuit, Inc. (c)	9,719,257
358,930	Microsoft Corp. (d)	89,617,642
191,984	salesforce.com, Inc. *	45,711,390
67,690	ServiceNow, Inc. *	32,076,937
113,990	Workday, Inc. Class A *	26,071,793
		332,324,369
Specialty Retail 1.9%
111,000	Home Depot, Inc.	35,399,010
Technology Hardware, Storage & Peripherals 3.5%
524,135	Apple, Inc.	65,312,462
Textiles, Apparel & Luxury Goods 1.5%
209,460	NIKE, Inc. Class B	28,582,912
Total Common Stocks (Cost $1,000,760,478)		1,760,441,809

NUMBER OF UNITS

Master Limited Partnerships and Limited Partnerships 0.0%(e)
Professional Services 0.0%(e)
1,430,550	CC DNB Holdings, L.P. (Cost $—) *(a)(b)(f)(j)	—

NUMBER OF SHARES

Preferred Stocks 5.4%
Hotels, Restaurants & Leisure 0.6%
626,667	Sweetgreen, Inc. Ser. D *(a)(b)(j)	8,585,338
59,031	Sweetgreen, Inc. Ser. I *(a)(b)(j)	1,009,430
51,075	Sweetgreen, Inc. Ser. J *(a)(b)(j)	873,383
		10,468,151
Software 2.2%
195,872	AvidXchange, Inc. Ser. F *(a)(b)(j)	14,520,187
640	Pride Parent, Inc. Ser. A *(a)(b)(j)	22,400,000
39,343	Signifyd, Inc. Ser. A *(a)(b)(j)	1,213,732
90,310	Signifyd, Inc. Ser. Seed *(a)(b)(j)	2,786,063
		40,919,982
Specialty Retail 2.6%
1,359,167	Fanatics, Inc. Ser. E *(a)(b)(j)	47,394,153
32,980	Fanatics, Inc. Ser. F *(a)(b)(j)	1,150,013
		48,544,166
Total Preferred Stocks (Cost $70,052,690)		99,932,299
Warrants 0.0%(e)
Food Products 0.0%(e)
1	Sweetgreen, Inc. Ser. J Expires 1/21/2026 *(a)(b)(j)	—

NUMBER OF SHARES		VALUE

142,005	Whole Earth Brands, Inc. Expires 6/25/2025 *	$264,129
Total Warrants (Cost $204,203)		264,129
Total Options Purchased(g) 0.0%(e) (Cost $437,980)		255,886
Short-Term Investments 0.1%
Investment Companies 0.1%
1,513,273	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)(h) (Cost $1,513,273)	1,513,273
Total Investments 100.0% (Cost $1,072,968,624)		1,862,407,396
Liabilities Less Other Assets(i) (0.0)%(e)		(881,626)
Net Assets 100.0%		$1,861,525,770

*	Non-income producing security.
(a)	Security fair valued as of May 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2021 amounted to $138,384,073, which represents 7.4% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $24,060,857.
(d)	All or a portion of the security is pledged as collateral for options written.
(e)	Represents less than 0.05% of net assets of the Fund.
(f)	Security acquired via a PIPE transaction.
(g)	See “Purchased option contracts” under Derivative Instruments.
(h)	Represents 7-day effective yield as of May 31, 2021.
(i)	Includes the impact of the Fund's open positions in derivatives at May 31, 2021.
(j)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At May 31, 2021, these securities amounted to $138,384,073, which represents 7.4% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2021	Fair Value Percentage of Net Assets as of 5/31/2021
AvidXchange, Inc.	4/7/2020	$2,400,020	0.1%	$3,630,047	0.2%
AvidXchange, Inc. (Ser. F Preferred Shares)	4/7/2020	9,600,079	0.6%	14,520,187	0.8%
CC DNB Holdings, L.P.	7/6/2020	—	0.0%	—	0.0%
DoubleVerify Holdings, Inc.	11/8/2020	999,999	0.1%	1,940,573	0.1%
Druva, Inc. (Ser. 4 Preference Shares)	6/14/2019	1,500,003	0.1%	2,697,370	0.1%
Druva, Inc. (Ser. 5 Preference Shares)	4/1/2021	4,325,000	0.2%	4,324,994	0.2%
Fanatics (Ser. E Preferred Shares)	8/13/2020	23,499,998	1.4%	47,394,153	2.5%
Fanatics, Inc. (Ser. F Preferred Shares)	4/29/2021	1,150,013	0.1%	1,150,013	0.1%
LegalZoom.com, Inc.	8/22/2018	21,437,584	1.3%	23,581,452	1.3%
Pride Parent, Inc. (Ser. A Preferred Shares)	1/19/2021	22,400,000	1.3%	22,400,000	1.2%
Signifyd, Inc. (Ser. A Preferred Shares)	5/27/2021	1,213,732	0.1%	1,213,732	0.1%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/27/2021	2,786,063	0.1%	2,786,063	0.1%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.4%	8,585,338	0.5%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.1%	1,009,430	0.1%
Sweetgreen, Inc. (Ser. J Preferred Shares)	1/21/2021	873,383	0.1%	873,383	0.0%
Sweetgreen, Inc. (Ser. J Warrants)	1/21/2021	—	0.0%	—	0.0%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	2,277,338	0.1%
Total		$103,018,308	6.1%	$138,384,073	7.4%

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

At May 31, 2021, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

IT Services
Wex, Inc.	267	$5,230,797	$220	11/19/2021	$244,305

Road & Rail
Uber Technologies, Inc.	626	3,181,958	60	6/18/2021	11,581
Total options purchased (cost $437,980)					$255,886

Written option contracts ("options written")

At May 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Specialty Retail
Home Depot, Inc.	140	$(4,464,740)	$360	6/18/2021	$(1,330)
Total calls					$(1,330)

Puts

Internet & Direct Marketing Retail
Chewy, Inc.	900	$(6,625,800)	$70	7/16/2021	$(364,500)

IT Services
Wex, Inc.	267	(5,230,797)	180	11/19/2021	(303,045)

Road & Rail
Uber Technologies, Inc.	626	(3,181,958)	50	6/18/2021	(94,213)
Total puts					$(761,758)

Total options written (premium received $670,010)					$(763,088)

At May 31, 2021, the Fund had securities pledged in the amount of $9,987,200 to cover collateral requirements for options written.

Private Investment In Public Equity - (PIPE)

Counterparty	Referenced Obligation*	Notional Amount	Closing Date	Unrealized Appreciation/ (Depreciation)		% of Net Assets
Churchill Capital Corp. IV Class A(a)	Churchill Capital Corp. IV Class A	$7,000,005	TBD(b)	$—	(c)	$0.0%

*	Non-income producing.
(a)	This investment has been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At May 31, 2021, this investment amounted to $0 which represents 0.0% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Restricted Security	Subscription Agreement Date	Amount Committed	Amount Committed Percentage of Net Assets as of Subscription Agreement Date	Notional Value as of 5/31/2021	Notional Fair Value Percentage of Net Assets as of 5/31/2021
Churchill Capital Corp. IV	2/22/21	$7,000,005	0.4%	$7,000,005	0.4%

(b)	Closing date is not known until certain conditions are met.
(c)	Investment fair valued as of May 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such investments at May 31, 2021 amounted to $0, which represents 0.0% of net assets of the Fund.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services & Supplies	$30,372,812	$—	$23,581,452	$53,954,264
IT Services	96,628,176	—	7,022,364	103,650,540
Oil, Gas & Consumable Fuels	—	—	2,277,338	2,277,338
Software	326,753,749	1,940,573	3,630,047	332,324,369
Other Common Stocks(a)	1,268,235,298	—	—	1,268,235,298
Total Common Stocks	1,721,990,035	1,940,573	36,511,201	1,760,441,809
Preferred Stocks(a)	—	—	99,932,299	99,932,299
Master Limited Partnerships and Limited Partnerships(a)	—	—	—	—
Warrants(a)	264,129	—	—	264,129
Options Purchased(b)	255,886	—	—	255,886
Short-Term Investments	—	1,513,273	—	1,513,273
Total Investments	$1,722,510,050	$3,453,846	$136,443,500	$1,862,407,396

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2021
Investments in Securities:
Common Stocks(d)	$27,550	$—	$—	$4,636	$4,325	$—	$—	$—	$36,511	$4,636
Master Limited Partnerships and Limited Partnerships(h)	—	—	—	—	—	—	—	—	—	—
Preferred Stocks(d)	42,776	—	—	28,733	28,423	—	—	—	99,932	28,733
Warrants(d)	—	—	—	—	—	—	—	—	—	—
Total	$70,326	$—	$—	$33,369	$32,748	$—	$—	$—	$136,443	$33,369

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

(d)	Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 5/31/2021	Valuation approach	Unobservable Input(s)	Input value/range		Weighted average(f)		Impact to valuation from increase in input(g)
Common Stocks	$2,277,338	Market Comparables	Enterprise value/EBITDA multiple(e) (EV/EBITDA)	12.5	x	12.5	x	Increase
	27,211,499	Market Comparables	Enterprise value/Revenue multiple(e) (EV/Revenue)	5.0x - 15.0x		6.3	x	Increase
	7,022,364	Market Approach	Transaction Price	$9.3728		$9.3728		Increase
Preferred Stocks	23,105,525	Market Comparables	Enterprise value/Revenue multiple(e) (EV/Revenue)	5.0x - 15.0x		11.3	x	Increase
	76,826,774	Market Approach	Transaction Price	$17.10 - $35,000		$10,228.83		Increase
Warrants	—	Market Approach	Transaction Price	$0.00		—		Increase

(e)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(f)	The weighted averages disclosed in the table above were weighted by relative fair value.
(g)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(h)	As of the period ended May 31, 2021, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of May 31, 2021:

Other Financial Instruments

	Level 1	Level 2	Level 3(b)	Total
Options Written
Liabilities	$(763,088)	$—	$—	$(763,088)
PIPE(a)
Assets	—	—	—	—
Total	$(763,088)	$—	$—	$(763,088)

(a)	Derivative - PIPE transactions are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/Closing of options	Sales/Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2021

Other Financial Instruments:
Options Written(c)	$—	$—	$218	$(218)	$—	$—	$—	$—	$—	$—
Total	$—	$—	$218	$(218)	$—	$—	$—	$—	$—	$—

(c)	At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at May 31, 2021.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 100.3%
Auto Components 0.4%
446	Gentex Corp.	$15,833
Automobiles 0.5%
359	General Motors Co. *	21,292
Banks 3.5%
640	Bank OZK	27,334
881	Citizens Financial Group, Inc.	43,962
441	JPMorgan Chase & Co.	72,430
		143,726
Beverages 1.0%
85	Constellation Brands, Inc. Class A	20,376
212	Monster Beverage Corp. *	19,986
		40,362
Biotechnology 0.7%
59	Regeneron Pharmaceuticals, Inc. *	29,643
Building Products 1.4%
846	Johnson Controls International PLC	56,293
Capital Markets 3.2%
352	Blackstone Group, Inc. Class A	32,620
296	Intercontinental Exchange, Inc.	33,412
699	Morgan Stanley	63,574
		129,606
Chemicals 1.2%
167	Air Products & Chemicals, Inc.	50,043
Communications Equipment 2.3%
891	Cisco Systems, Inc.	47,134
225	Motorola Solutions, Inc.	46,195
		93,329
Containers & Packaging 0.5%
136	Packaging Corp. of America	20,216
Distributors 1.1%
915	LKQ Corp. *	46,628
Diversified Financial Services 1.8%
259	Berkshire Hathaway, Inc. Class B *	74,965
Diversified Telecommunication Services 0.9%
670	Verizon Communications, Inc.	37,848
Electrical Equipment 1.9%
204	AMETEK, Inc.	27,560
206	Eaton Corp. PLC	29,922
229	Emerson Electric Co.	21,913
		79,395
Electronic Equipment, Instruments & Components 2.3%
694	Amphenol Corp. Class A	46,678
220	TE Connectivity Ltd.	29,850
33	Zebra Technologies Corp. Class A *	16,403
		92,931
Energy Equipment & Services 0.4%
515	Cactus, Inc. Class A	18,046
Entertainment 1.0%
293	Electronic Arts, Inc.	41,879
Equity Real Estate Investment Trusts 2.9%
819	American Homes 4 Rent Class A	31,179
274	Equity LifeStyle Properties, Inc.	19,416
125	Mid-America Apartment Communities, Inc.	20,087
402	Prologis, Inc.	47,372
		118,054
Food & Staples Retailing 1.0%
876	BJ's Wholesale Club Holdings, Inc. *	39,236
Health Care Equipment & Supplies 4.9%
122	Cooper Cos., Inc.	48,001
51	DexCom, Inc. *	18,839
507	Hill-Rom Holdings, Inc.	56,419
612	Medtronic PLC	77,473
		200,732
Health Care Providers & Services 1.6%
195	HCA Healthcare, Inc.	41,884
57	Humana, Inc.	24,949
		66,833
Health Care Technology 0.4%
114	Teladoc Health, Inc. *	17,166
Hotels, Restaurants & Leisure 1.5%
26	Booking Holdings, Inc. *	61,400
Household Durables 1.1%
474	Lennar Corp. Class A	46,931
Household Products 2.2%
675	Procter & Gamble Co.	91,024
Independent Power and Renewable Electricity Producers 0.6%
1,611	Vistra Energy Corp.	26,050
Industrial Conglomerates 1.8%
312	Honeywell International, Inc.	72,044
Insurance 3.1%
98	Aon PLC Class A	24,830
161	Assurant, Inc.	25,945
447	Hartford Financial Services Group, Inc.	29,212
500	Progressive Corp.	49,540
		129,527
Interactive Media & Services 4.9%
85	Alphabet, Inc. Class A *	200,332
Internet & Direct Marketing Retail 4.8%
55	Amazon.com, Inc. *	177,269
310	eBay, Inc.	18,873
		196,142

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

IT Services 2.4%
198	Fidelity National Information Services, Inc.	$29,498
302	Visa, Inc. Class A	68,645
		98,143
Life Sciences Tools & Services 1.8%
154	Thermo Fisher Scientific, Inc.	72,303
Machinery 1.8%
153	Caterpillar, Inc.	36,885
260	Dover Corp.	39,130
		76,015
Media 2.8%
723	Altice USA, Inc. Class A *	26,071
9	Cable One, Inc.	16,340
1,296	Comcast Corp. Class A	74,313
		116,724
Metals & Mining 1.2%
317	BHP Group PLC ADR	19,258
497	Steel Dynamics, Inc.	31,028
		50,286
Multi-Utilities 1.5%
147	DTE Energy Co.	20,284
664	Public Service Enterprise Group, Inc.	41,248
		61,532
Oil, Gas & Consumable Fuels 2.4%
1,066	Cabot Oil & Gas Corp.	17,482
533	Cheniere Energy, Inc. *	45,252
471	EOG Resources, Inc.	37,840
		100,574
Pharmaceuticals 4.0%
552	Johnson & Johnson	93,426
196	Novartis AG ADR	17,323
305	Zoetis, Inc.	53,887
		164,636
Real Estate Management & Development 0.6%
286	CBRE Group, Inc. Class A *	25,105
Road & Rail 1.8%
719	CSX Corp.	71,986
Semiconductors & Semiconductor Equipment 5.1%
229	Analog Devices, Inc.	37,694
54	ASML Holding NV	36,476
51	Lam Research Corp.	33,142
197	QUALCOMM, Inc.	26,504
394	Texas Instruments, Inc.	74,789
		208,605
Software 8.2%
85	Adobe, Inc. *	42,889
74	Intuit, Inc.	32,493
949	Microsoft Corp.	236,946
55	ServiceNow, Inc. *	26,064
		338,392
Specialty Retail 1.6%
1,823	Academy Sports & Outdoors, Inc. *	66,594
Technology Hardware, Storage & Peripherals 5.7%
1,890	Apple, Inc.	235,513
Textiles, Apparel & Luxury Goods 1.2%
350	NIKE, Inc. Class B	47,761
Tobacco 1.2%
494	Philip Morris International, Inc.	47,636
Trading Companies & Distributors 1.3%
165	United Rentals, Inc. *	55,103
Wireless Telecommunication Services 0.8%
223	T-Mobile U.S., Inc. *	31,543
Total Common Stocks (Cost $2,997,388)		4,125,957
Short-Term Investments 0.3%
Investment Companies 0.3%
13,603	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $13,603)	13,603
Total Investments 100.6% (Cost $3,010,991)		4,139,560
Liabilities Less Other Assets (0.6)%		(23,856)
Net Assets 100.0%		$4,115,704

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$4,125,957	$—	$—	$4,125,957
Short-Term Investments	—	13,603	—	13,603
Total Investments	$4,125,957	$13,603	$—	$4,139,560

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.6%
Austria 1.5%
509,890	BAWAG Group AG *(a)	$28,353,406
Belgium 1.0%
223,171	KBC Group NV	18,282,756
Canada 1.0%
23,930	Kinaxis, Inc. *	2,713,605
924,700	Softchoice Corp. *	16,181,580
		18,895,185
China 2.7%
195,048	NXP Semiconductors NV	41,237,048
414,200	Shenzhou International Group Holdings Ltd.	10,951,544
		52,188,592
Finland 1.2%
2,195,527	Nordea Bank Abp	23,858,475
France 6.8%
77,591	Air Liquide SA	13,204,933
106,020	Arkema SA	14,059,859
26,950	Kering SA	24,608,691
162,068	Pernod-Ricard SA	35,811,241
73,108	Teleperformance	28,038,157
329,674	TOTAL SE	15,335,086
		131,057,967
Germany 9.9%
86,050	adidas AG	31,411,888
319,460	Brenntag SE	30,027,702
53,092	Deutsche Boerse AG	8,685,277
293,052	Gerresheimer AG	32,412,750
437,897	QIAGEN NV *	21,614,596
26,774	SAP SE	3,758,616
225,097	SAP SE ADR	31,497,823
220,441	Scout24 AG (a)	17,951,581
152,812	Stabilus SA	12,941,768
		190,302,001
Hong Kong 3.9%
1,589,400	AIA Group Ltd.	21,134,930
7,114,300	HKBN Ltd.	9,643,525
2,378,300	Techtronic Industries Co. Ltd.	44,833,111
		75,611,566
India 1.4%
1,430,355	Infosys Ltd. ADR	27,663,066
Ireland 5.2%
854,716	CRH PLC	44,734,351
219,442	Kerry Group PLC Class A	29,730,192
488,030	Smurfit Kappa Group PLC	25,935,680
		100,400,223
Israel 1.7%
275,621	Check Point Software Technologies Ltd. *	32,242,145
Italy 1.1%
1,003,995	Nexi SpA *(a)	20,403,317
Japan 13.4%
495,200	Bridgestone Corp.	22,051,470
111,100	Daikin Industries Ltd.	22,339,359
95,500	Fujitsu Ltd.	15,611,622
200,500	Hoya Corp.	26,478,377
386,200	Otsuka Corp.	20,921,291
2,131,300	Sanwa Holdings Corp.	26,700,676
304,500	SCSK Corp.	18,214,276
147,900	Sony Group Corp.	14,771,821
754,900	Subaru Corp.	14,814,831
248,800	TechnoPro Holdings, Inc.	18,053,772
483,600	Terumo Corp.	18,761,047
374,800	Tokio Marine Holdings, Inc.	17,645,476
240,300	Toyota Motor Corp.	19,985,801
		256,349,819
Netherlands 6.7%
338,132	AerCap Holdings NV *	19,949,788
29,085	ASML Holding NV	19,588,809
330,034	Heineken NV	39,497,412
560,825	Intertrust NV *(a)	10,367,892
76,539	Koninklijke DSM NV	14,093,655
453,318	Koninklijke Philips NV	25,619,447
		129,117,003
Norway 0.7%
1,107,895	Sbanken ASA (a)	13,618,511
Singapore 1.1%
871,875	DBS Group Holdings Ltd.	20,048,180
Sweden 2.5%
1,070,912	Assa Abloy AB Class B	33,039,824
134,323	Autoliv, Inc.	14,242,268
		47,282,092
Switzerland 11.4%
211,132	Julius Baer Group Ltd.	14,388,429
29,566	Lonza Group AG	19,143,122
267,102	Novartis AG	23,636,819
12,288	Partners Group Holding AG	18,578,855
97,407	Roche Holding AG	34,176,375
5,189	SGS SA	16,239,061
1,346,909	SIG Combibloc Group AG *	35,697,955
64,981	Sonova Holding AG *	23,037,733
19,794	Tecan Group AG	9,920,106
1,497,190	UBS Group AG	24,459,374
		219,277,829
United Kingdom 20.2%
955,623	Barratt Developments PLC	10,258,090
1,263,463	Bunzl PLC	40,971,053
1,409,805	Clinigen Group PLC	16,976,153
400,861	DCC PLC	34,064,655
486,290	Diageo PLC	23,491,637
1,292,745	Electrocomponents PLC	18,162,535
523,417	Fevertree Drinks PLC	18,978,729
3,350,375	Ibstock PLC (a)	10,907,249
232,431	London Stock Exchange Group PLC	24,983,181
1,308,887	Prudential PLC	27,881,186

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

319,848	Reckitt Benckiser Group PLC	$28,905,141
1,177,159	RELX PLC	30,721,700
952,915	Rightmove PLC	8,154,547
385,092	Savills PLC	6,486,996
1,066,095	Smith & Nephew PLC	23,306,980
1,040,617	St. James's Place PLC	20,638,167
451,822	Unilever PLC	27,096,912
546,460	Weir Group PLC *	14,889,770
		386,874,681
United States 5.2%
123,454	Aon PLC Class A	31,279,540
294,024	Ferguson PLC	39,990,606
175,937	Schneider Electric SE	28,024,041
		99,294,187
Total Common Stocks (Cost $1,399,865,491)		1,891,121,001
Short-Term Investments 0.3%
Investment Companies 0.3%
4,689,318	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b) (Cost $4,689,318)	4,689,318
Total Investments 98.9% (Cost $1,404,554,809)		$1,895,810,319
Other Assets Less Liabilities 1.1%		22,022,809

Net Assets 100.0%		$1,917,833,128

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $101,601,956, which represents 5.3% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$149,101,684	7.8%
Beverages	117,779,019	6.1%
Health Care Equipment & Supplies	117,203,584	6.1%
Capital Markets	111,733,283	5.8%
Banks	104,161,328	5.4%
Professional Services	103,420,582	5.4%
IT Services	102,813,572	5.4%
Life Sciences Tools & Services	100,066,727	5.2%
Insurance	97,941,132	5.1%
Building Products	82,079,859	4.3%
Machinery	72,664,649	3.8%
Software	70,212,189	3.7%
Textiles, Apparel & Luxury Goods	66,972,123	3.5%
Containers & Packaging	61,633,635	3.2%
Semiconductors & Semiconductor Equipment	60,825,857	3.2%
Pharmaceuticals	57,813,194	3.0%
Construction Materials	55,641,600	2.9%
Chemicals	41,358,447	2.2%
Auto Components	36,293,738	1.9%
Automobiles	34,800,632	1.8%
Industrial Conglomerates	34,064,655	1.8%
Food Products	29,730,192	1.5%
Household Products	28,905,141	1.5%
Electrical Equipment	28,024,041	1.5%
Personal Products	27,096,912	1.4%
Interactive Media & Services	26,106,128	1.4%
Household Durables	25,029,911	1.3%
Computers	16,181,580	0.8%
Oil, Gas & Consumable Fuels	15,335,086	0.8%
Diversified Telecommunication Services	9,643,525	0.5%
Real Estate Management & Development	6,486,996	0.3%
Short-Term Investments and Other Assets-Net	26,712,127	1.4%
	$1,917,833,128	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,891,121,001	$—	$—	$1,891,121,001
Short-Term Investments	—	4,689,318	—	4,689,318
Total Investments	$1,891,121,001	$4,689,318	$—	$1,895,810,319

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.8%
Austria 1.5%
45,211	BAWAG Group AG *(a)	$2,514,044
Belgium 0.8%
15,718	KBC Group NV	1,287,660
China 2.7%
16,787	NXP Semiconductors NV	3,549,108
35,600	Shenzhou International Group Holdings Ltd.	941,272
		4,490,380
Finland 1.2%
185,943	Nordea Bank Abp	2,020,616
France 7.0%
6,606	Air Liquide SA	1,124,251
9,113	Arkema SA	1,208,522
2,322	Kering SA	2,120,274
11,692	Pernod-Ricard SA	2,583,514
7,198	Teleperformance	2,760,555
39,258	TOTAL SE	1,826,122
		11,623,238
Germany 9.4%
7,398	adidas AG	2,700,583
27,703	Brenntag SE	2,603,949
6,390	Deutsche Boerse AG	1,045,335
29,233	Gerresheimer AG	3,233,289
22,880	QIAGEN NV *	1,129,357
3,114	SAP SE	437,153
20,578	SAP SE ADR	2,879,479
18,967	Scout24 AG (a)	1,544,575
		15,573,720
Hong Kong 3.9%
186,100	AIA Group Ltd.	2,474,651
214,100	Techtronic Industries Co. Ltd.	4,035,979
		6,510,630
India 1.6%
135,083	Infosys Ltd. ADR	2,612,505
Ireland 5.5%
82,599	CRH PLC	4,323,088
18,872	Kerry Group PLC Class A	2,556,795
41,926	Smurfit Kappa Group PLC	2,228,099
		9,107,982
Israel 1.7%
23,549	Check Point Software Technologies Ltd. *	2,754,762
Italy 1.1%
85,831	Nexi SpA *(a)	1,744,269
Japan 12.3%
52,300	Bridgestone Corp.	2,328,942
8,100	Daikin Industries Ltd.	1,628,702
8,200	Fujitsu Ltd.	1,340,474
18,400	Hoya Corp.	2,429,936
33,300	Otsuka Corp.	1,803,933
145,500	Sanwa Holdings Corp.	1,822,807
26,200	SCSK Corp.	1,567,205
12,700	Sony Group Corp.	1,268,439
65,300	Subaru Corp.	1,281,506
41,700	Terumo Corp.	1,617,733
32,200	Tokio Marine Holdings, Inc.	1,515,967
20,600	Toyota Motor Corp.	1,713,306
		20,318,950
Netherlands 6.4%
29,180	AerCap Holdings NV *	1,721,620
2,505	ASML Holding NV	1,687,123
27,925	Heineken NV	3,341,975
6,596	Koninklijke DSM NV	1,214,567
46,076	Koninklijke Philips NV	2,604,003
		10,569,288
Singapore 1.3%
93,897	DBS Group Holdings Ltd.	2,159,099
Sweden 2.8%
96,532	Assa Abloy AB Class B	2,978,209
15,057	Autoliv, Inc.	1,596,494
		4,574,703
Switzerland 13.6%
29,173	Julius Baer Group Ltd.	1,988,110
3,384	Lonza Group AG	2,191,041
29,173	Novartis AG	2,581,624
997	Partners Group Holding AG	1,507,415
12,151	Roche Holding AG	4,263,319
561	SGS SA	1,755,659
117,494	SIG Combibloc Group AG *	3,114,015
6,982	Sonova Holding AG *	2,475,331
154,734	UBS Group AG	2,527,867
		22,404,381
United Kingdom 20.2%
122,991	Barratt Developments PLC	1,320,241
124,073	Bunzl PLC	4,023,388
40,204	DCC PLC	3,416,484
41,872	Diageo PLC	2,022,747
111,563	Electrocomponents PLC	1,567,414
45,002	Fevertree Drinks PLC	1,631,740
19,977	London Stock Exchange Group PLC	2,147,257
125,860	Prudential PLC	2,681,000
32,474	Reckitt Benckiser Group PLC	2,934,724
116,432	RELX PLC	3,038,663
123,914	Rightmove PLC	1,060,391
71,600	Smith & Nephew PLC	1,565,320
75,782	St. James's Place PLC	1,502,956
38,932	Unilever PLC	2,334,851
79,014	Weir Group PLC *	2,152,949
		33,400,125
United States 5.8%
11,942	Aon PLC Class A	3,025,744
26,888	Ferguson PLC	3,657,074

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

17,605	Schneider Electric SE	$2,804,204
		9,487,022
Total Investments 98.8% (Cost $116,755,186)		163,153,374
Other Assets Less Liabilities 1.2%		1,934,995

Net Assets 100.0%		$165,088,369

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $5,802,888, which represents 3.5% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$13,573,445	8.2%
Capital Markets	10,718,940	6.5%
Health Care Equipment & Supplies	10,692,323	6.5%
Insurance	9,697,362	5.9%
Beverages	9,579,976	5.8%
IT Services	9,068,386	5.5%
Banks	7,981,419	4.8%
Professional Services	7,554,877	4.6%
Pharmaceuticals	6,844,943	4.1%
Life Sciences Tools & Services	6,553,687	4.0%
Building Products	6,429,718	3.9%
Machinery	6,188,928	3.7%
Software	6,071,394	3.7%
Textiles, Apparel & Luxury Goods	5,762,129	3.5%
Containers & Packaging	5,342,114	3.2%
Semiconductors & Semiconductor Equipment	5,236,231	3.2%
Construction Materials	4,323,088	2.6%
Auto Components	3,925,436	2.4%
Chemicals	3,547,340	2.1%
Industrial Conglomerates	3,416,484	2.1%
Automobiles	2,994,812	1.8%
Household Products	2,934,724	1.8%
Electrical Equipment	2,804,204	1.7%
Interactive Media & Services	2,604,966	1.6%
Household Durables	2,588,680	1.6%
Food Products	2,556,795	1.5%
Personal Products	2,334,851	1.4%
Oil, Gas & Consumable Fuels	1,826,122	1.1%
Short-Term Investments and Other Assets-Net	1,934,995	1.2%
	$165,088,369	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$163,153,374	$—	$—	$163,153,374
Total Investments	$163,153,374	$—	$—	$163,153,374

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.4%
Australia 4.2%
1,511	ARB Corp. Ltd.	$48,993
1,763	Corporate Travel Management Ltd. *	29,288
6,095	Hansen Technologies Ltd.	25,373
10,107	Steadfast Group Ltd.	31,322
		134,976
Austria 0.3%
236	Schoeller-Bleckmann Oilfield Equipment AG *	10,562
Belgium 1.1%
703	Shurgard Self Storage SA	35,791
Canada 4.4%
421	Colliers International Group, Inc.	46,779
364	Descartes Systems Group, Inc. *	21,291
548	Enghouse Systems Ltd.	24,087
210	Kinaxis, Inc. *	23,813
1,600	Softchoice Corp. *	27,999
		143,969
Denmark 2.4%
201	Chemometec A/S	24,523
283	Schouw & Co. A/S	31,557
154	SimCorp A/S	20,884
		76,964
Finland 1.0%
1,986	Kemira OYJ	32,622
France 7.0%
588	Chargeurs SA	16,320
90	Esker SA	24,913
678	Interparfums SA	51,261
880	Lectra	34,876
1,091	Lumibird *	20,355
160	Sopra Steria Group	29,638
767	Tikehau Capital SCA (a)	25,207
73	Virbac SA *	24,080
		226,650
Germany 4.2%
288	Dermapharm Holding SE	24,602
1,109	Jenoptik AG	32,944
315	Nexus AG	24,814
327	Stabilus SA	27,694
388	Washtec AG	24,982
		135,036
Ireland 1.3%
9,934	Uniphar PLC	42,157
Italy 2.1%
1,822	Carel Industries SpA (b)	51,324
954	GVS SpA	16,287
		67,611
Japan 19.3%
850	Aeon Delight Co. Ltd.	26,080
1,200	Amano Corp.	31,717
400	Ariake Japan Co. Ltd.	23,308
800	Azbil Corp.	32,412
600	CKD Corp.	13,695
1,200	EM Systems Co. Ltd.	9,352
1,200	Idec Corp.	22,703
1,300	Kito Corp.	20,819
1,300	Konishi Co. Ltd.	18,571
700	Nagaileben Co. Ltd.	16,526
1,100	Nakanishi, Inc.	23,185
1,100	Nichias Corp.	27,451
3,200	Nihon Parkerizing Co. Ltd.	32,631
1,500	Nohmi Bosai Ltd.	27,723
800	NS Solutions Corp.	23,818
600	Okamoto Industries, Inc.	22,698
900	Optex Group Co. Ltd.	15,954
4,200	Prestige International, Inc.	26,385
1,300	Relo Group, Inc.	25,932
800	SHO-BOND Holdings Co. Ltd.	33,541
1,200	Shoei Co. Ltd.	43,866
100	Software Service, Inc.	10,288
2,900	Sun Frontier Fudousan Co. Ltd.	24,555
2,600	Tanseisha Co. Ltd.	19,908
1,000	TKC Corp.	31,638
1,200	Yellow Hat Ltd.	21,654
		626,410
Jersey 1.0%
3,038	Sanne Group PLC	32,335
Korea 3.8%
148	CJ ENM Co. Ltd.	20,781
357	Dentium Co. Ltd.	18,405
367	Innocean Worldwide, Inc.	21,356
427	Kyung Dong Navien Co. Ltd.	24,771
1,139	NICE Information Service Co. Ltd.	23,540
1,244	Vitzrocell Co. Ltd.	16,173
		125,026
Netherlands 2.1%
802	Corbion NV	46,299
1,229	Intertrust NV *(b)	22,720
		69,019
Norway 2.3%
2,391	Borregaard ASA	54,664
552	Pexip Holding ASA *	4,898
1,234	Sbanken ASA (b)	15,169
		74,731
Singapore 1.1%
3,500	Haw Par Corp. Ltd.	35,622
Spain 2.3%
3,197	Applus Services SA	33,411
583	Befesa SA (b)	41,590
		75,001
Sweden 7.7%
1,126	Biotage AB	24,678
572	Cellavision AB	23,943
9,973	Cloetta AB, B Shares	32,426

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

3,306	Dustin Group AB (a)(b)	$41,882
2,739	Sweco AB	48,453
1,151	Thule Group AB (b)	53,945
611	Xvivo Perfusion AB *	23,361
		248,688
Switzerland 9.8%
91	Belimo Holding AG	38,696
115	Bossard Holding AG Class A	27,296
32	Inficon Holding AG	36,927
12	Interroll Holding AG	47,560
115	Kardex Holding AG	25,825
139	Komax Holding AG *	33,719
174	Medacta Group SA *(b)	23,948
279	Medartis Holding AG *(b)	25,310
52	Tecan Group AG	26,061
364	VZ Holding AG	31,402
		316,744
Taiwan 0.4%
3,000	Bioteque Corp.	12,599
United Arab Emirates 0.5%
2,709	Network International Holdings PLC *(b)	15,332
United Kingdom 18.1%
8,613	Biffa PLC *(b)	35,753
1,858	Big Yellow Group PLC	34,489
2,464	Clinigen Group PLC	29,670
35,396	Coats Group PLC	33,254
688	Craneware PLC	23,238
413	Dechra Pharmaceuticals PLC	24,112
1,274	Diploma PLC	52,179
1,385	Future PLC	55,781
278	Games Workshop Group PLC	47,106
1,842	GB Group PLC	24,442
342	Genus PLC	24,510
5,894	Ideagen PLC	21,915
13,184	Johnson Service Group PLC *	31,844
9,654	Learning Technologies Group PLC	23,291
3,488	On the Beach Group PLC *(b)	20,196
4,878	OSB Group PLC	32,398
4,472	Restore PLC *	26,338
7,269	Sensyne Health PLC *	15,783
907	Victrex PLC	31,098
		587,397
Total Common Stocks (Cost $2,358,162)		3,125,242
	Short-Term Investments 3.7%
	Investment Companies 3.7%
61,450	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)	61,450
59,880	State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(c)(d)	59,880
Total Short-Term Investments (Cost $121,330)		121,330
Total Investments 100.1% (Cost $2,479,492)		3,246,572
Liabilities Less Other Assets (0.1)%		(4,012)
Net Assets 100.0%		$3,242,560

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2021. Total value of all such securities at May 31, 2021 amounted to $57,602 for the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2021 amounted to $363,456, which represents 11.2% of net assets of the Fund.
(c)	Represents 7-day effective yield as of May 31, 2021.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Software	$249,783	7.7%
Chemicals	238,583	7.3%
Electronic Equipment, Instruments & Components	198,032	6.1%
Machinery	194,294	6.0%
Commercial Services & Supplies	187,990	5.8%
Health Care Equipment & Supplies	183,564	5.7%
Building Products	142,242	4.4%
Real Estate Management & Development	133,057	4.1%
Pharmaceuticals	108,416	3.3%
Life Sciences Tools & Services	104,932	3.2%
Leisure Products	101,051	3.1%
IT Services	100,426	3.1%
Professional Services	99,579	3.1%
Auto Components	92,859	2.9%
Capital Markets	88,944	2.7%
Food Products	87,291	2.7%
Health Care Technology	83,475	2.6%
Construction & Engineering	81,994	2.5%
Trading Companies & Distributors	79,475	2.4%
Media	77,137	2.4%
Internet & Direct Marketing Retail	62,663	1.9%
Personal Products	51,261	1.6%
Textiles, Apparel & Luxury Goods	49,574	1.5%
Hotels, Restaurants & Leisure	49,484	1.5%
Health Care Providers & Services	42,157	1.3%
Electrical Equipment	38,876	1.2%
Equity Real Estate Investment Trusts	34,489	1.1%
Thrifts & Mortgage Finance	32,398	1.0%
Insurance	31,322	1.0%
Computers	27,999	0.9%
Biotechnology	24,510	0.8%
Specialty Retail	21,654	0.7%
Banks	15,169	0.5%
Energy Equipment & Services	10,562	0.3%
Short-Term Investments and Other Liabilities-Net	117,318	3.6%
	$3,242,560	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$3,125,242	$—	$—	$3,125,242
Short-Term Investments	—	121,330	—	121,330
Total Investments	$3,125,242	$121,330	$—	$3,246,572

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^
(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.2%
Aerospace & Defense 1.9%
68,227	Mercury Systems, Inc. *	$4,465,457
119,285	Spirit AeroSystems Holdings, Inc. Class A	5,870,015
21,849	Teledyne Technologies, Inc. *	9,165,000
		19,500,472
Banks 5.8%
377,099	BankUnited, Inc.	18,021,561
186,872	Comerica, Inc.	14,667,583
255,049	TCF Financial Corp.	12,114,828
216,187	Texas Capital Bancshares, Inc. *	14,890,961
		59,694,933
Building Products 2.7%
949,519	Resideo Technologies, Inc. *	28,390,618
Capital Markets 0.0%(a)
6,282	Alimco Financial Corp. *	48,371
Commercial Services & Supplies 6.0%
93,311	Clean Harbors, Inc. *	8,687,254
941,143	Covanta Holding Corp.	13,938,328
741,424	Harsco Corp. *	16,622,726
306,393	KAR Auction Services, Inc. *	5,496,690
216,574	Stericycle, Inc. *	17,014,054
		61,759,052
Communications Equipment 6.1%
398,040	Ciena Corp. *	21,044,375
530,514	EMCORE Corp. *	5,145,986
669,853	Infinera Corp. *	6,430,589
90,490	Radware Ltd. *	2,642,308
750,933	Ribbon Communications, Inc. *	5,586,941
241,534	Viasat, Inc. *	12,844,778
516,945	Viavi Solutions, Inc. *	9,062,046
		62,757,023
Construction & Engineering 0.7%
29,194	Valmont Industries, Inc.	7,240,112
Containers & Packaging 5.4%
113,801	Avery Dennison Corp.	25,096,535
291,906	Crown Holdings, Inc.	30,136,375
		55,232,910
Electrical Equipment 1.9%
1,608,583	Babcock & Wilcox Enterprises, Inc. *	13,865,985
222,086	Bloom Energy Corp. Class A *	5,367,819
		19,233,804
Electronic Equipment, Instruments & Components 2.8%
79,559	II-VI, Inc. *	5,359,890
171,603	Itron, Inc. *	16,362,346
70,116	OSI Systems, Inc. *	6,756,378
		28,478,614
Energy Equipment & Services 0.8%
73,323	Dril-Quip, Inc. *	2,458,520
22,622	Forum Energy Technologies, Inc. *	577,766
113,015	ION Geophysical Corp. *	227,160
158,867	Oil States International, Inc. *	1,021,515
208,718	Patterson-UTI Energy, Inc.	1,746,970
579,109	TETRA Technologies, Inc. *	2,084,792
		8,116,723
Food Products 1.9%
231,310	Hain Celestial Group, Inc. *	9,428,195
218,108	TreeHouse Foods, Inc. *	10,624,041
		20,052,236
Health Care Equipment & Supplies 4.3%
1,317,817	Accuray, Inc. *	5,613,900
173,803	AtriCure, Inc. *	12,988,298
111,440	Avanos Medical, Inc. *	4,468,744
212,307	CytoSorbents Corp. *	1,717,564
90,403	Haemonetics Corp. *	5,104,153
244,647	Intersect ENT, Inc. *	4,318,020
516,673	OraSure Technologies, Inc. *	4,965,227
189,429	Varex Imaging Corp. *	4,752,774
		43,928,680
Health Care Providers & Services 3.9%
264,923	Acadia Healthcare Co., Inc. *	17,050,444
164,083	MEDNAX, Inc. *	5,247,374
48,068	Molina Healthcare, Inc. *	12,082,373
193,302	Patterson Cos., Inc.	6,290,047
		40,670,238
Hotels, Restaurants & Leisure 2.6%
845,529	International Game Technology PLC *	20,512,533
120,460	SeaWorld Entertainment, Inc. *	6,556,638
		27,069,171
Household Durables 1.2%
333,250	Tempur Sealy International, Inc.	12,830,125
Independent Power and Renewable Electricity Producers 1.9%
152,032	Ormat Technologies, Inc.	10,497,810
595,444	Vistra Energy Corp.	9,628,329
		20,126,139
IT Services 4.5%
2,955,645	Conduent, Inc. *	22,403,789
921,352	Unisys Corp. *	23,687,960
		46,091,749
Life Sciences Tools & Services 3.7%
76,235	Charles River Laboratories International, Inc. *	25,766,668
1,072,920	Fluidigm Corp. *	6,222,936
174,564	Luminex Corp.	6,439,666
		38,429,270
Machinery 2.5%
228,092	Enerpac Tool Group Corp.	6,249,721
271,079	Lydall, Inc. *	9,861,854
103,883	Twin Disc, Inc. *	1,431,508
353,716	Welbilt, Inc. *	8,740,322
		26,283,405

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Media 3.0%
836,814	Criteo SA ADR *	$31,162,953
Metals & Mining 1.9%
965,304	Cleveland-Cliffs, Inc. *	19,421,916
Oil, Gas & Consumable Fuels 1.3%
491,220	Devon Energy Corp.	13,046,803
Pharmaceuticals 0.5%
877,269	Amneal Pharmaceuticals, Inc. *	4,965,343
Professional Services 1.8%
454,839	KBR, Inc.	18,530,141
Road & Rail 1.9%
178,278	Avis Budget Group, Inc. *	15,656,374
53,639	Ryder System, Inc.	4,387,134
		20,043,508
Semiconductors & Semiconductor Equipment 6.8%
110,858	CEVA, Inc. *	4,974,198
70,073	Entegris, Inc.	8,019,855
62,452	Impinj, Inc. *	3,250,627
340,656	MACOM Technology Solutions Holdings, Inc. *	20,166,835
769,625	Rambus, Inc. *	15,053,865
764,024	Veeco Instruments, Inc. *	18,199,052
		69,664,432
Software 11.4%
298,872	Box, Inc. Class A *	6,966,706
1,802,198	Cloudera, Inc. *	23,176,266
312,191	Cognyte Software Ltd. *	8,035,796
853,900	FireEye, Inc. *	19,101,743
71,239	New Relic, Inc. *	4,465,261
188,495	Nuance Communications, Inc. *	9,971,386
383,767	OneSpan, Inc. *	10,035,507
279,482	Verint Systems, Inc. *	12,886,915
270,016	Vonage Holdings Corp. *	3,720,821
922,491	Xperi Holding Corp.	19,759,757
		118,120,158
Specialty Retail 1.8%
138,291	Caleres, Inc.	3,468,338
456,034	Chico's FAS, Inc. *	2,120,558
66,243	Children's Place, Inc. *	6,159,937
157,950	ODP Corp. *	6,908,733
		18,657,566
Technology Hardware, Storage & Peripherals 3.6%
593,585	Diebold Nixdorf, Inc. *	8,037,141
2,412,856	Quantum Corp. *	18,120,548
460,532	Stratasys Ltd. *	10,633,684
		36,791,373
Trading Companies & Distributors 1.6%
281,654	AerCap Holdings NV *	$16,617,586
Total Common Stocks (Cost $577,863,057)		$992,955,424

PRINCIPAL AMOUNT

Convertible Bonds 1.6%
Communications Equipment 1.3%
$9,304,000	Infinera Corp., 2.50%, due 3/1/2027	13,458,200
Energy Equipment & Services 0.3%
3,150,000	ION Geophysical Corp., 8.00%, due 12/15/2025	3,340,720
Total Convertible Bonds (Cost $12,454,000)		16,798,920

NUMBER OF SHARES

Short-Term Investments 2.2%
Investment Companies 2.2%
22,207,942	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b) (Cost $22,207,942)	22,207,942
Total Investments 100.0% (Cost $612,524,999)		1,031,962,286
Liabilities Less Other Assets 0.0%(a)		(152,661)

Net Assets 100.0%		$1,031,809,625

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$992,955,424	$—	$—	$992,955,424
Convertible Bonds(a)	—	16,798,920	—	16,798,920
Short-Term Investments	—	22,207,942	—	22,207,942
Total Investments	$992,955,424	$39,006,862	$—	$1,031,962,286

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 92.8%
Aerospace & Defense 2.6%
245,708	Boeing Co. *	$60,694,790
1,081,776	Raytheon Technologies Corp.	95,964,349
		156,659,139
Airlines 2.6%
1,540,638	Delta Air Lines, Inc. *	73,457,620
1,424,312	United Airlines Holdings, Inc. *	83,108,605
		156,566,225
Auto Components 1.0%
1,202,861	BorgWarner, Inc.	61,694,741
Automobiles 1.2%
1,160,830	General Motors Co. *	68,848,827
Banks 16.7%
2,894,272	Bank of America Corp.	122,688,190
812,727	Citigroup, Inc.	63,969,742
1,181,432	Comerica, Inc.	92,730,598
1,215,654	Fifth Third Bancorp	51,227,660
1,421,146	JPMorgan Chase & Co.	233,409,019
614,969	PNC Financial Services Group, Inc.	119,722,165
3,531,867	Regions Financial Corp.	82,681,006
407,441	Synovus Financial Corp.	20,013,502
1,844,438	Truist Financial Corp.	113,949,380
498,128	U.S. Bancorp	30,276,220
1,115,556	Zions Bancorp NA	64,568,381
		995,235,863
Beverages 0.8%
1,268,228	Keurig Dr Pepper, Inc.	46,873,707
Biotechnology 1.0%
503,618	AbbVie, Inc.	57,009,558
Building Products 0.4%
335,009	Johnson Controls International PLC	22,291,499
Capital Markets 0.7%
536,832	Charles Schwab Corp.	39,645,043
Chemicals 4.6%
1,302,393	Dow, Inc.	89,109,729
625,517	DuPont de Nemours, Inc.	52,912,483
732,892	LyondellBasell Industries NV Class A	82,538,297
1,304,965	Mosaic Co.	47,161,435
		271,721,944
Communications Equipment 2.1%
2,423,908	Cisco Systems, Inc.	128,224,733
Construction & Engineering 0.2%
808,521	Fluor Corp. *	14,957,638
Diversified Financial Services 2.5%
226,963	Berkshire Hathaway, Inc. Class B *	65,692,171
2,576,167	Equitable Holdings, Inc.	81,793,302
		147,485,473
Electric Utilities 1.4%
399,060	Duke Energy Corp.	39,993,793
4,029,167	PG&E Corp. *	40,855,754
		80,849,547
Electrical Equipment 1.5%
916,779	Emerson Electric Co.	87,726,583
Equity Real Estate Investment Trusts 0.8%
391,036	Prologis, Inc.	46,079,682
Food Products 3.3%
689,052	Archer-Daniels-Midland Co.	45,842,629
918,280	General Mills, Inc.	57,723,081
876,230	Mondelez International, Inc. Class A	55,666,892
280,098	Nestle SA ADR	34,639,720
		193,872,322
Health Care Equipment & Supplies 0.5%
278,266	Abbott Laboratories	32,459,729
Health Care Providers & Services 1.9%
545,391	AmerisourceBergen Corp.	62,578,163
121,208	Anthem, Inc.	48,267,450
		110,845,613
Hotels, Restaurants & Leisure 3.7%
1,573,485	Carnival Corp. *	46,512,217
323,858	Hilton Worldwide Holdings, Inc. *	40,569,692
423,194	Marriott International, Inc. Class A *	60,762,194
301,072	McDonald's Corp.	70,417,730
		218,261,833
Household Products 0.8%
358,449	Procter & Gamble Co.	48,336,848
Industrial Conglomerates 2.9%
119,190	3M Co.	24,200,338
10,490,468	General Electric Co.	147,495,980
		171,696,318
Insurance 5.4%
568,811	Aon PLC Class A	144,119,643
1,272,157	Athene Holding Ltd. Class A *	79,675,193
682,003	Lincoln National Corp.	47,596,989
805,121	MetLife, Inc.	52,622,709
		324,014,534
IT Services 2.5%
737,146	IBM Corp.	105,957,366
445,774	Paychex, Inc.	45,085,582
		151,042,948
Machinery 4.1%
198,853	Caterpillar, Inc.	47,939,481
237,370	Cummins, Inc.	61,070,554
301,137	Illinois Tool Works, Inc.	69,791,511
123,826	Parker-Hannifin Corp.	38,156,982
118,866	Stanley Black & Decker, Inc.	25,770,149
		242,728,677
Metals & Mining 8.5%
1,469,665	BHP Group Ltd. ADR (a)	108,916,873
1,670,889	Freeport-McMoRan, Inc.	71,380,378
1,103,201	Newmont Corp.	81,063,209
1,239,687	Rio Tinto PLC ADR	108,385,834
1,211,543	Southern Copper Corp.	84,493,009
1,923,574	United States Steel Corp.	49,878,274
		504,117,577

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Multi-Utilities 1.4%
635,321	Sempra Energy	$86,079,642
Oil, Gas & Consumable Fuels 7.9%
3,381,328	Devon Energy Corp.	89,808,072
684,959	EOG Resources, Inc.	55,029,606
2,560,241	Exxon Mobil Corp.	149,441,267
910,789	Phillips 66	76,706,649
414,867	Pioneer Natural Resources Co.	63,138,609
2,805,032	Range Resources Corp. *	38,036,234
		472,160,437
Pharmaceuticals 6.2%
1,273,037	Bristol-Myers Squibb Co.	83,663,992
985,741	Johnson & Johnson	166,836,664
3,040,303	Pfizer, Inc.	117,750,935
		368,251,591
Semiconductors & Semiconductor Equipment 2.3%
384,968	Analog Devices, Inc.	63,365,733
1,337,164	Intel Corp.	76,378,807
		139,744,540
Tobacco 0.8%
487,407	Philip Morris International, Inc.	47,000,657
Trading Companies & Distributors 0.5%
87,700	United Rentals, Inc. *	29,288,292
Total Common Stocks (Cost $4,376,586,156)		5,521,771,760
Short-Term Investments 11.3%
Investment Companies 11.3%
566,304,631	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b)	566,304,631
104,998,212	State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(b)(c)	104,998,212
Total Short-Term Investments (Cost 671,302,843)		671,302,843

Total Investments 104.1% (Cost $5,047,889,999)		6,193,074,603
Liabilities Less Other Assets (4.1)%		(245,086,869)

Net Assets 100.0%		$5,947,987,734

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2021. Total value of all such securities at May 31, 2021 amounted to $102,724,983 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2021.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$5,521,771,760	$—	$—	$5,521,771,760
Short-Term Investments	—	671,302,843	—	671,302,843

Total Investments	$5,521,771,760	$671,302,843	$—	$6,193,074,603

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.1%
Aerospace & Defense 3.1%
105,000	Axon Enterprise, Inc. *	$14,761,950
135,000	HEICO Corp.	18,962,100
65,000	Teledyne Technologies, Inc. *	27,265,550
		60,989,600
Airlines 0.8%
75,000	Allegiant Travel Co. *	16,609,500
Auto Components 1.6%
125,000	Aptiv PLC *	18,802,500
100,000	Visteon Corp. *	12,246,000
		31,048,500
Banks 4.3%
125,000	Pinnacle Financial Partners, Inc.	11,365,000
135,000	Signature Bank	33,716,250
67,500	SVB Financial Group *	39,345,075
		84,426,325
Beverages 1.1%
20,000	Boston Beer Co., Inc. Class A *	21,163,200
Biotechnology 4.3%
115,000	Ascendis Pharma A/S ADR *	15,453,700
225,000	Exact Sciences Corp. *	24,869,250
124,800	Fate Therapeutics, Inc. *	9,559,680
300,000	Horizon Therapeutics PLC *	27,498,000
325,000	Iovance Biotherapeutics, Inc. *	6,035,250
		83,415,880
Building Products 0.7%
125,000	Fortune Brands Home & Security, Inc.	12,895,000
Capital Markets 0.7%
30,000	MarketAxess Holdings, Inc.	13,996,200
Commercial Services & Supplies 3.1%
92,500	Cintas Corp.	32,702,450
230,000	Waste Connections, Inc.	27,931,200
		60,633,650
Containers & Packaging 0.8%
200,000	Ball Corp.	16,432,000
Diversified Consumer Services 0.8%
200,000	Chegg, Inc. *	15,382,000
Electrical Equipment 2.9%
205,000	AMETEK, Inc.	27,695,500
90,000	Generac Holdings, Inc. *	29,584,800
		57,280,300
Electronic Equipment, Instruments & Components 3.4%
230,000	Amphenol Corp. Class A	15,469,800
137,000	CDW Corp.	22,662,540
57,500	Zebra Technologies Corp. Class A *	28,580,375
		66,712,715
Entertainment 1.2%
62,500	Lions Gate Entertainment Corp. Class A *	1,217,500
62,500	Roku, Inc. *	21,669,375
		22,886,875
Food & Staples Retailing 1.0%
437,500	BJ's Wholesale Club Holdings, Inc. *	19,595,625
Health Care Equipment & Supplies 7.8%
32,900	Align Technology, Inc. *	19,415,935
55,000	IDEXX Laboratories, Inc. *	30,696,050
105,000	Insulet Corp. *	28,315,350
50,000	Masimo Corp. *	10,780,000
75,000	Penumbra, Inc. *	18,683,250
62,500	Teleflex, Inc.	25,136,875
110,000	Zimmer Biomet Holdings, Inc.	18,516,300
		151,543,760
Health Care Providers & Services 0.7%
150,000	Encompass Health Corp.	12,868,500
Health Care Technology 1.2%
80,000	Veeva Systems, Inc. Class A *	23,307,200
Hotels, Restaurants & Leisure 3.7%
14,000	Chipotle Mexican Grill, Inc. *	19,207,720
160,000	Darden Restaurants, Inc.	22,916,800
350,000	DraftKings, Inc. Class A *(a)	17,482,500
75,000	Expedia Group, Inc. *	13,271,250
		72,878,270
Household Products 0.9%
200,000	Church & Dwight Co., Inc.	17,146,000
Interactive Media & Services 3.1%
95,000	IAC/InterActiveCorp. *	15,149,650
75,000	Match Group, Inc. *	10,753,500
425,000	Pinterest, Inc. Class A *	27,752,500
154,233	Vimeo, Inc. *	6,477,765
		60,133,415
IT Services 6.8%
80,000	EPAM Systems, Inc. *	38,208,000
55,000	MongoDB, Inc. *	16,056,700
87,500	Okta, Inc. *	19,463,500
65,000	Twilio, Inc. Class A *	21,840,000
125,000	WEX, Inc. *	24,488,750
50,000	Wix.com Ltd. *	12,993,000
		133,049,950
Leisure Products 0.9%
140,000	Polaris, Inc.	18,370,800
Life Sciences Tools & Services 2.8%
700,000	Avantor, Inc. *	22,505,000
52,100	Bio-Rad Laboratories, Inc. Class A *	31,383,477
		53,888,477
Machinery 1.3%
117,500	IDEX Corp.	26,162,550
Multiline Retail 0.7%
150,000	Ollie's Bargain Outlet Holdings, Inc. *	12,966,000

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Pharmaceuticals 0.8%
150,000	Catalent, Inc. *	$15,724,500
Professional Services 1.4%
32,500	CoStar Group, Inc. *	27,755,000
Road & Rail 1.3%
95,000	Old Dominion Freight Line, Inc.	25,217,750
Semiconductors & Semiconductor Equipment 9.8%
115,000	Enphase Energy, Inc. *	16,450,750
275,000	Entegris, Inc.	31,473,750
100,000	KLA Corp.	31,689,000
450,000	Marvell Technology, Inc.	21,735,000
100,000	Monolithic Power Systems, Inc.	34,312,000
750,000	ON Semiconductor Corp. *	30,030,000
200,000	Teradyne, Inc.	26,470,000
		192,160,500
Software 14.2%
150,000	Avalara, Inc. *	19,825,500
215,000	Cloudflare, Inc. Class A *	17,642,900
39,429	Coupa Software, Inc. *	9,391,988
100,000	Crowdstrike Holdings, Inc. Class A *	22,215,000
125,000	DocuSign, Inc. *	25,202,500
115,000	Everbridge, Inc. *	13,512,500
115,000	Five9, Inc. *	20,366,500
50,000	HubSpot, Inc. *	25,219,000
200,000	Manhattan Associates, Inc. *	27,196,000
105,000	Paylocity Holding Corp. *	17,832,150
155,000	Q2 Holdings, Inc. *	14,714,150
95,000	RingCentral, Inc. Class A *	24,934,650
40,000	Trade Desk, Inc. Class A *	23,525,600
85,000	Zscaler, Inc. *	16,507,000
		278,085,438
Specialty Retail 7.2%
105,000	Best Buy Co., Inc.	12,205,200
110,000	Burlington Stores, Inc. *	35,570,700
165,000	CarMax, Inc. *	19,006,350
230,000	Dick's Sporting Goods, Inc.	22,431,900
132,500	Five Below, Inc. *	24,395,900
50,000	O'Reilly Automotive, Inc. *	26,756,000
		140,366,050
Trading Companies & Distributors 1.7%
102,500	United Rentals, Inc. *	34,230,900
Total Common Stocks (Cost $1,172,196,799)		1,879,322,430
Short-Term Investments 4.3%
Investment Companies 4.3%
79,444,383	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b)	79,444,383
3,554,324	State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(b)(c)	3,554,324
Total Short-Term Investments (Cost $82,998,707)		82,998,707
Total Investments 100.4% (Cost $1,255,195,506)		1,962,321,137
Liabilities Less Other Assets (0.4)%		(7,581,690)
Net Assets 100.0%		$1,954,739,447

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2021. Total value of all such securities at May 31, 2021 amounted to $3,447,349 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2021.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks(a)	$1,879,322,430	$—	$—	$1,879,322,430
Short-Term Investments	—	82,998,707	—	82,998,707
Total Investments	$1,879,322,430	$82,998,707	$—	$1,962,321,137

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 95.1%
Aerospace & Defense 3.0%
9,850	General Dynamics Corp.	$1,870,614
Auto Components 2.8%
11,524	Aptiv PLC *	1,733,440
Banks 10.5%
26,951	BankUnited, Inc.	1,287,988
16,430	Comerica, Inc.	1,289,591
51,686	First Horizon Corp.	985,652
73,877	Huntington Bancshares, Inc.	1,171,689
5,826	M&T Bank Corp.	936,180
15,091	Truist Financial Corp.	932,322
		6,603,422
Beverages 2.8%
30,600	Molson Coors Brewing Co. Class B *	1,784,592
Biotechnology 2.7%
9,653	Alexion Pharmaceuticals, Inc. *	1,704,237
Building Products 3.5%
6,086	Fortune Brands Home & Security, Inc.	627,832
23,748	Johnson Controls International PLC	1,580,192
		2,208,024
Chemicals 1.5%
9,893	Ashland Global Holdings, Inc.	938,252
Commercial Services & Supplies 2.4%
44,600	KAR Auction Services, Inc. *	800,124
8,657	Stericycle, Inc. *	680,094
		1,480,218
Communications Equipment 3.0%
16,400	Ciena Corp. *	867,068
4,800	Motorola Solutions, Inc.	985,488
		1,852,556
Containers & Packaging 1.2%
13,030	Sealed Air Corp.	740,886
Electric Utilities 3.1%
24,300	Evergy, Inc.	1,506,357
12,100	OGE Energy Corp.	417,450
		1,923,807
Electronic Equipment, Instruments & Components 2.7%
6,214	CDW Corp.	1,027,920
4,719	II-VI, Inc. *	317,919
3,467	Itron, Inc. *	330,578
		1,676,417
Energy Equipment & Services 1.1%
27,794	Baker Hughes Co.	678,174
Entertainment 3.3%
117,800	Lions Gate Entertainment Corp. Class B *	2,047,364
Equity Real Estate Investment Trusts 2.7%
25,972	Regency Centers Corp.	1,677,791
Food & Staples Retailing 1.0%
14,300	BJ's Wholesale Club Holdings, Inc. *	640,497
Food Products 3.8%
21,800	Hain Celestial Group, Inc. *	888,568
31,100	TreeHouse Foods, Inc. *	1,514,881
		2,403,449
Health Care Equipment & Supplies 3.0%
5,449	Haemonetics Corp. *	307,651
9,200	Zimmer Biomet Holdings, Inc.	1,548,636
		1,856,287
Health Care Providers & Services 1.8%
2,900	McKesson Corp.	557,931
17,578	MEDNAX, Inc. *	562,144
		1,120,075
Hotels, Restaurants & Leisure 6.1%
53,700	MGM Resorts International	2,302,119
23,613	Travel & Leisure Co.	1,538,387
		3,840,506
Independent Power and Renewable Electricity Producers 2.8%
46,100	AES Corp.	1,171,401
34,300	Vistra Corp.	554,631
		1,726,032
Industrial Conglomerates 2.7%
8,820	Carlisle Cos, Inc.	1,696,262
IT Services 1.7%
143,600	Conduent, Inc. *	1,088,488
Machinery 1.5%
4,309	Stanley Black & Decker, Inc.	934,191
Metals & Mining 0.5%
16,803	Cleveland-Cliffs, Inc. *	338,076
Mortgage Real Estate Investment Trusts 2.2%
53,200	Starwood Property Trust, Inc.	1,350,748
Multi-Utilities 2.0%
49,700	CenterPoint Energy, Inc.	1,257,410
Multiline Retail 1.3%
8,700	Dollar Tree, Inc. *	848,250
Oil, Gas & Consumable Fuels 6.6%
26,495	Devon Energy Corp.	703,707
12,434	EOG Resources, Inc.	998,948
23,323	ONEOK, Inc.	1,230,055
6,300	Phillips 66	530,586
26,100	Williams Cos., Inc.	687,474
		4,150,770
Professional Services 1.1%
33,426	Dun & Bradstreet Holdings, Inc. *	717,656
Semiconductors & Semiconductor Equipment 3.8%
5,543	NXP Semiconductors NV	1,171,901
7,200	Skyworks Solutions, Inc.	1,224,000
		2,395,901

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Software 1.3%
12,241	Dropbox, Inc. Class A *	$334,791
8,582	Nuance Communications, Inc. *	453,988
		788,779
Specialty Retail 2.3%
151,900	Chico's FAS, Inc. *	706,335
8,052	Children's Place, Inc. *	748,756
		1,455,091
Trading Companies & Distributors 3.3%
35,100	AerCap Holdings NV *	2,070,900
Total Common Stocks (Cost $40,794,133)		59,599,162
Warrants 0.1%
Diversified Consumer Services 0.1%
18,168	OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	59,773

Short-Term Investments 4.9%

Investment Companies 4.9%
3,041,829	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $3,041,829)	$3,041,829
Total Investments 100.1% (Cost $43,835,962)		62,700,764
Liabilities Less Other Assets (0.1)%		(59,353)

Net Assets 100.0%		$62,641,411

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$59,599,162	$—	$—	$59,599,162
Warrants(a)	59,773	—	—	59,773
Short-Term Investments	—	3,041,829	—	3,041,829
Total Investments	$59,658,935	$3,041,829	$—	$62,700,764

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 100.0%
Aerospace & Defense 3.1%
196,000	Raytheon Technologies Corp.	$17,387,160
Banks 3.7%
125,000	JPMorgan Chase & Co.	20,530,000
Capital Markets 7.7%
435,000	Brookfield Asset Management, Inc. Class A	21,897,900
185,000	Charles Schwab Corp.	13,662,250
65,000	Intercontinental Exchange, Inc.	7,337,200
		42,897,350
Communications Equipment 5.7%
268,000	Cisco Systems, Inc.	14,177,200
85,000	Motorola Solutions, Inc.	17,451,350
		31,628,550
Construction Materials 1.5%
58,000	Eagle Materials, Inc.	8,512,080
Containers & Packaging 3.7%
203,000	Ball Corp.	16,678,480
225,000	Graphic Packaging Holding Co.	3,978,000
		20,656,480
Diversified Financial Services 5.5%
106,000	Berkshire Hathaway, Inc. Class B *	30,680,640
Electrical Equipment 1.6%
35,000	Rockwell Automation, Inc.	9,230,200
Entertainment 3.6%
90,000	Activision Blizzard, Inc.	8,752,500
65,000	Walt Disney Co. *	11,612,250
		20,364,750
Food & Staples Retailing 3.2%
130,000	BJ's Wholesale Club Holdings, Inc. *	5,822,700
310,000	US Foods Holding Corp. *	12,071,400
		17,894,100
Food Products 2.9%
80,000	Lamb Weston Holdings, Inc.	6,599,200
147,000	Mondelez International, Inc. Class A	9,338,910
		15,938,110
Health Care Equipment & Supplies 2.3%
115,000	Hill-Rom Holdings, Inc.	12,797,200
Health Care Providers & Services 3.8%
100,000	HCA Healthcare, Inc.	21,479,000
Hotels, Restaurants & Leisure 5.1%
235,000	Aramark	8,777,250
1,050	Booking Holdings, Inc. *	2,479,628
110,000	Las Vegas Sands Corp. *	6,352,500
47,000	McDonald's Corp.	10,992,830
		28,602,208
Household Products 0.9%
20,000	WD-40 Co.	4,896,000
Independent Power and Renewable Electricity Producers 0.1%
10,000	Brookfield Renewable Corp. Class A	427,200
Insurance 2.4%
33,000	Chubb Ltd.	5,609,670
80,000	Progressive Corp.	7,926,400
		13,536,070
Interactive Media & Services 5.1%
11,800	Alphabet, Inc. Class C *	28,456,408
Internet & Direct Marketing Retail 3.1%
5,400	Amazon.com, Inc. *	17,404,578
IT Services 2.9%
62,000	PayPal Holdings, Inc. *	16,121,240
Leisure Products 1.0%
53,000	Brunswick Corp.	5,418,190
Machinery 4.5%
38,000	Nordson Corp.	8,424,220
78,000	Stanley Black & Decker, Inc.	16,910,400
		25,334,620
Materials 2.0%
39,000	Sherwin-Williams Co.	11,057,670
Media 4.8%
3,800	Cable One, Inc.	6,899,128
345,000	Comcast Corp. Class A	19,782,300
		26,681,428
Pharmaceuticals 2.1%
300,000	Pfizer, Inc.	11,619,000
Road & Rail 2.9%
160,000	CSX Corp.	16,019,200
Software 4.6%
104,000	Microsoft Corp.	25,966,720
Specialty Retail 2.8%
80,000	Lowe's Cos., Inc.	15,586,400
Technology Hardware, Storage & Peripherals 4.5%
200,000	Apple, Inc.	24,922,000
Textiles, Apparel & Luxury Goods 2.9%
45,000	Columbia Sportswear Co.	4,622,850
85,000	NIKE, Inc. Class B	11,599,100
		16,221,950
Total Investments 100.0% (Cost $244,725,846)		558,266,502
Liabilities Less Other Assets (0.0)%(a)		(199,948)
Net Assets 100.0%		$558,066,554

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$558,266,502	$—	$—	$558,266,502
Total Investments	$558,266,502	$—	$—	$558,266,502

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^
(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.7%
Apartments 11.5%
401,547	Apartment Income REIT Corp.	$18,704,059
105,345	Camden Property Trust	13,208,156
651,284	Equity Residential	50,441,946
101,416	Essex Property Trust, Inc.	29,947,131
		112,301,292
Data Centers 10.2%
166,707	CyrusOne, Inc.	12,294,641
219,964	Digital Realty Trust, Inc.	33,337,744
74,035	Equinix, Inc.	54,543,065
		100,175,450
Diversified 0.9%
181,065	Vornado Realty Trust	8,560,753
Free Standing 3.2%
390,146	Four Corners Property Trust, Inc.	10,830,453
198,128	National Retail Properties, Inc.	9,183,233
245,791	Spirit Realty Capital, Inc.	11,616,082
		31,629,768
Health Care 8.6%
545,214	Healthcare Trust of America, Inc. Class A	14,944,315
717,910	Healthpeak Properties, Inc.	23,963,836
292,527	Omega Healthcare Investors, Inc.	10,712,339
454,882	Welltower, Inc.	34,011,527
		83,632,017
Industrial 9.5%
414,461	Duke Realty Corp.	19,255,858
505,356	Prologis, Inc.	59,551,151
263,711	Rexford Industrial Realty, Inc.	14,564,759
		93,371,768
Infrastructure 18.6%
342,325	American Tower Corp.	87,450,344
363,157	Crown Castle International Corp.	68,818,252
84,868	SBA Communications Corp.	25,300,848
		181,569,444
Lodging/Resorts 1.0%
588,532	Host Hotels & Resorts, Inc. *	10,105,095
Manufactured Homes 3.9%
333,378	Equity LifeStyle Properties, Inc.	23,623,165
85,415	Sun Communities, Inc.	14,300,179
		37,923,344
Office 5.9%
267,683	Boston Properties, Inc.	31,468,814
517,920	Douglas Emmett, Inc.	17,982,182
123,720	Kilroy Realty Corp.	8,686,381
		58,137,377
Real Estate Management & Development 1.6%
312,118	Brookfield Asset Management, Inc. Class A	15,712,020
Regional Malls 3.7%
279,035	Simon Property Group, Inc.	35,853,207
Self Storage 6.8%
144,352	Extra Space Storage, Inc.	21,625,373
159,268	Public Storage	44,990,025
		66,615,398
Shopping Centers 5.1%
964,866	Kimco Realty Corp.	20,561,295
294,929	Regency Centers Corp.	19,052,413
556,253	Retail Opportunity Investments Corp.	9,934,679
		49,548,387
Single Family Homes 3.6%
361,871	American Homes 4 Rent Class A	13,776,429
581,894	Invitation Homes, Inc.	21,105,295
		34,881,724
Specialty 1.5%
481,222	VICI Properties, Inc.	14,980,441
Timber 3.1%
789,684	Weyerhaeuser Co.	29,976,405
Total Common Stocks (Cost $784,411,205)		964,973,890
Short-Term Investments 1.7%
Investment Companies 1.7%
17,058,911	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $17,058,911)	17,058,911
Total Investments 100.4% (Cost $801,470,116)		982,032,801
Liabilities Less Other Assets (0.4)%		(4,071,359)
Net Assets 100.0%		$977,961,442

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$964,973,890	$—	$—	$964,973,890
Short-Term Investments	—	17,058,911	—	17,058,911
Total Investments	$964,973,890	$17,058,911	$—	$982,032,801

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^
(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 95.1%
Aerospace & Defense 1.4%
21,954	Axon Enterprise, Inc. *	$3,086,513
112,100	Kratos Defense & Security Solutions, Inc. *	2,803,621
		5,890,134
Airlines 1.3%
25,376	Allegiant Travel Co. *	5,619,769
Auto Components 1.6%
35,000	Dorman Products, Inc. *	3,583,300
27,000	Visteon Corp. *	3,306,420
		6,889,720
Banks 3.1%
85,000	Pinnacle Financial Partners, Inc.	7,728,200
140,000	Seacoast Banking Corp. of Florida *	5,189,800
		12,918,000
Biotechnology 15.3%
116,699	Arcutis Biotherapeutics, Inc. *	3,075,019
82,200	Arrowhead Pharmaceuticals, Inc. *	5,967,720
35,000	Ascendis Pharma A/S ADR *	4,703,300
82,776	CareDx, Inc. *	6,655,190
91,900	Fate Therapeutics, Inc. *	7,039,540
190,800	Halozyme Therapeutics, Inc. *	7,901,028
79,300	Insmed, Inc. *	1,950,780
45,400	Intellia Therapeutics, Inc. *	3,402,276
27,300	Karuna Therapeutics, Inc. *	3,052,686
43,000	Krystal Biotech, Inc. *	2,805,320
19,279	Mirati Therapeutics, Inc. *	3,048,974
54,600	Natera, Inc. *	5,140,044
5,200	Novavax, Inc. *	767,624
206,900	Sutro Biopharma, Inc. *	3,850,409
43,500	Turning Point Therapeutics, Inc. *	2,878,830
18,100	Ultragenyx Pharmaceutical, Inc. *	1,840,951
		64,079,691
Building Products 2.4%
140,000	Builders FirstSource, Inc. *	6,235,600
47,767	Gibraltar Industries, Inc. *	3,795,088
		10,030,688
Commercial Services & Supplies 1.9%
55,000	Casella Waste Systems, Inc. Class A *	3,708,650
36,505	Tetra Tech, Inc.	4,361,252
		8,069,902
Communications Equipment 1.2%
115,650	Calix, Inc. *	5,124,452
Construction & Engineering 0.9%
15,417	Valmont Industries, Inc.	3,823,416
Containers & Packaging 1.0%
225,000	Graphic Packaging Holding Co.	3,978,000
Diversified Consumer Services 1.6%
56,000	Chegg, Inc. *	4,306,960
211,063	OneSpaWorld Holdings Ltd. *	2,366,016
		6,672,976
Electronic Equipment, Instruments & Components 3.9%
107,205	II-VI, Inc. *	7,222,401
182,481	nLight, Inc. *	5,350,343
53,968	PAR Technology Corp. *	3,613,697
		16,186,441
Entertainment 0.1%
18,750	Lions Gate Entertainment Corp. Class A *	365,250
Food & Staples Retailing 1.2%
98,789	Performance Food Group Co. *	4,952,293
Food Products 2.0%
25,000	Freshpet, Inc. *	4,420,500
166,207	Utz Brands, Inc.	3,839,382
		8,259,882
Health Care Equipment & Supplies 4.5%
62,900	Axonics, Inc. *	3,628,701
59,800	CONMED Corp.	8,233,862
98,800	NuVasive, Inc. *	6,738,160
		18,600,723
Health Care Providers & Services 5.9%
20,200	Amedisys, Inc. *	5,219,074
341,600	Option Care Health, Inc. *	6,264,944
371,909	R1 RCM, Inc. *	8,609,693
110,500	Select Medical Holdings Corp.	4,427,735
		24,521,446
Health Care Technology 0.7%
15,250	Inspire Medical Systems, Inc. *	2,963,075
Hotels, Restaurants & Leisure 7.6%
89,800	Boyd Gaming Corp. *	5,782,222
29,200	Churchill Downs, Inc.	5,826,276
35,502	Cracker Barrel Old Country Store, Inc.	5,599,375
39,200	Marriott Vacations Worldwide Corp. *	6,753,768
41,000	Texas Roadhouse, Inc.	4,129,110
26,000	Wingstop, Inc.	3,709,680
		31,800,431
Household Durables 0.9%
18,000	Helen of Troy Ltd. *	3,788,640
Insurance 1.1%
27,500	Primerica, Inc.	4,460,775
Internet & Direct Marketing Retail 0.7%
92,437	PubMatic, Inc. Class A *(a)	2,733,362
IT Services 0.8%
35,435	Shift4 Payments, Inc. Class A*	3,305,731
Life Sciences Tools & Services 2.6%
13,700	Medpace Holdings, Inc. *	2,288,722
108,800	NeoGenomics, Inc. *	4,464,064
23,500	Repligen Corp. *	4,291,335
		11,044,121
Machinery 3.0%
32,387	Chart Industries, Inc. *	4,726,559
128,000	Meritor, Inc. *	3,328,000
92,000	Rexnord Corp.	4,597,240
		12,651,799

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Marine 0.8%
49,358	Kirby Corp. *	$3,224,558
Media 1.3%
51,570	Cardlytics, Inc. *	5,494,783
Multiline Retail 0.5%
26,000	Ollie's Bargain Outlet Holdings, Inc. *	2,247,440
Pharmaceuticals 0.6%
100,000	Collegium Pharmaceutical, Inc. *	2,389,000
Professional Services 0.7%
33,000	Exponent, Inc.	3,010,590
Road & Rail 1.0%
23,500	Landstar System, Inc.	4,006,750
Semiconductors & Semiconductor Equipment 4.9%
45,006	Brooks Automation, Inc.	4,594,663
91,658	Impinj, Inc. *	4,770,799
111,283	Lattice Semiconductor Corp. *	5,905,789
195,213	SkyWater Technology, Inc. *	5,083,346
		20,354,597
Software 9.7%
70,901	Agilysys, Inc. *	3,601,062
53,187	Appian Corp. *(a)	4,812,360
24,415	Cerence, Inc. *	2,322,599
94,956	Descartes Systems Group, Inc. *	5,549,229
80,506	Digital Turbine, Inc. *	5,327,082
83,154	LivePerson, Inc. *	4,569,312
15,882	Manhattan Associates, Inc. *	2,159,634
15,722	Q2 Holdings, Inc. *	1,492,490
43,072	Sprout Social, Inc. Class A *	2,990,058
68,400	Varonis Systems, Inc. *	3,303,720
232,553	Veritone, Inc. *	4,458,041
		40,585,587
Specialty Retail 6.1%
185,349	Academy Sports & Outdoors, Inc. *	6,770,799
20,000	Five Below, Inc. *	3,682,400
19,400	Lithia Motors, Inc. Class A	6,828,606
9,900	RH *	6,346,395
33,497	Signet Jewelers Ltd. *	2,029,248
		25,657,448
Tobacco 1.1%
110,000	Turning Point Brands, Inc.	4,704,700
NUMBER OF SHARES VALUE
Trading Companies & Distributors 1.7%
88,970	Air Lease Corp.	4,186,928
26,837	WESCO International, Inc. *	2,860,019
		7,046,947
Total Common Stocks (Cost $340,644,927)		397,453,117
Rights 0.0%(c)
Biotechnology 0.0%(c)
150,000	Alder Biopharmaceuticals, Inc.*(b) (Cost $132,000)	150,000
Short-Term Investments 7.4%
Investment Companies 7.4%
23,346,395	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(d)	23,346,395
7,755,937	State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(d)(e)	7,755,937
Total Short-Term Investments (Cost $31,102,332)		31,102,332
Total Investments 102.5% (Cost $371,879,259)		428,705,449
Liabilities Less Other Assets (2.5)%		(10,604,723)
Net Assets 100.0%		$418,100,726

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2021. Total value of all such securities at May 31, 2021 amounted to $7,543,671 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of May 31, 2021.
(e)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$397,453,117	$—	$—	$397,453,117
Rights(a)	—	—	150,000	150,000
Short-Term Investments	—	31,102,332	—	31,102,332
Total Investments	$397,453,117	$31,102,332	$150,000	$428,705,449

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2021
Investments in Securities:
Rights(c)	$188	$—	$—	$(38)	$—	$—	$—	$—	$150	$(38)
Total	$188	$—	$—	$(38)	$—	$—	$—	$—	$150	$(38)

(c)	Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.4%
Auto Components 2.8%
353,134	Aptiv PLC *	$53,118,416
Banks 3.8%
435,042	JPMorgan Chase & Co.	71,451,298
Biotechnology 1.9%
70,610	Regeneron Pharmaceuticals, Inc. *	35,476,582
Capital Markets 2.6%
427,347	Intercontinental Exchange, Inc.	48,238,929
Communications Equipment 2.2%
120,737	Arista Networks, Inc. *	40,975,723
Electrical Equipment 2.2%
1,075,669	Vestas Wind Systems A/S	42,122,226
Electronic Equipment, Instruments & Components 2.9%
110,416	Zebra Technologies Corp. Class A *	54,882,273
Health Care Equipment & Supplies 7.0%
207,178	Becton, Dickinson & Co.	50,114,286
168,346	Danaher Corp.	43,120,145
318,364	Medtronic PLC	40,301,699
		133,536,130
Health Care Providers & Services 5.5%
331,831	AmerisourceBergen Corp.	38,074,289
252,497	Cigna Corp.	65,358,848
		103,433,137
Hotels, Restaurants & Leisure 5.0%
8,655	Booking Holdings, Inc. *	20,439,215
1,945,457	Compass Group PLC *	44,409,010
259,912	Starbucks Corp.	29,598,779
		94,447,004
Household Products 2.4%
543,369	Colgate-Palmolive Co.	45,523,455
Insurance 2.1%
408,073	Progressive Corp.	40,431,873
Interactive Media & Services 4.7%
37,598	Alphabet, Inc. Class A *	88,612,846
IT Services 10.3%
100,305	Accenture PLC Class A	28,302,059
661,365	Cognizant Technology Solutions Corp. Class A	47,327,279
266,176	Fiserv, Inc. *	30,663,475
425,190	GoDaddy, Inc. Class A *	34,423,382
148,703	MasterCard, Inc. Class A	53,619,328
		194,335,523
Machinery 4.0%
263,360	Otis Worldwide Corp.	20,628,989
257,834	Stanley Black & Decker, Inc.	55,898,411
		76,527,400
Materials 1.9%
126,789	Sherwin-Williams Co.	35,948,485
Media 5.7%
1,319,258	Comcast Corp. Class A	75,646,254
1,034,953	Discovery, Inc. Class A *	33,232,341
		108,878,595
Multi-Utilities 2.4%
3,446,395	National Grid PLC	45,935,826
Personal Products 2.6%
835,314	Unilever PLC ADR	50,093,781
Pharmaceuticals 2.7%
146,798	Roche Holding AG	51,505,780
Road & Rail 2.0%
386,352	CSX Corp.	38,681,562
Semiconductors & Semiconductor Equipment 4.6%
460,867	Texas Instruments, Inc.	87,481,774
Software 8.0%
48,281	ANSYS, Inc. *	16,316,081
89,735	Intuit, Inc.	39,401,741
385,861	Microsoft Corp.	96,341,775
		152,059,597
Specialty Retail 3.0%
299,856	Advance Auto Parts, Inc.	56,891,679
Trading Companies & Distributors 6.1%
170,244	United Rentals, Inc. *	56,854,686
125,681	W.W. Grainger, Inc.	58,084,731
		114,939,417
Total Common Stocks (Cost $990,155,223)		1,865,529,311
Short-Term Investments 1.5%

PRINCIPAL AMOUNT

Certificates of Deposit 0.0%(a)
$100,000	Carver Federal Savings Bank, 0.05%, due 6/23/2021	100,000
250,000	Self Help Credit Union, 0.10%, due 8/16/2021	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 6/11/2021	250,000
		600,000

NUMBER OF SHARES
Investment Companies 1.5%
27,226,146	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)	27,226,146

Total Short-Term Investments (Cost $27,826,146)		27,826,146

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

VALUE
Total Investments 99.9% (Cost $1,017,981,369)	1,893,355,457
Other Assets Less Liabilities 0.1%	2,276,548
Net Assets 100.0%	$1,895,632,005

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,631,462,688	86.1%
United Kingdom	140,438,617	7.4%
Switzerland	51,505,780	2.7%
Denmark	42,122,226	2.2%
Short-Term Investments and Other Assets-Net	30,102,694	1.6%
	$1,895,632,005	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,865,529,311	$—	$—	$1,865,529,311
Short-Term Investments	—	27,826,146	—	27,826,146
Total Investments	$1,865,529,311	$27,826,146	$—	$1,893,355,457

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^

(Unaudited) May 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 99.3%
Auto Components 3.6%
1,322	Aptiv PLC *	$198,855
Building Products 4.1%
1,207	Trane Technologies PLC	224,985
Chemicals 3.2%
824	Ecolab, Inc.	177,226
Communications Equipment 3.8%
1,014	Motorola Solutions, Inc.	208,184
Containers & Packaging 6.7%
2,347	Ball Corp.	192,829
9,663	Graphic Packaging Holding Co.	170,842
		363,671
Diversified Consumer Services 4.0%
2,937	Adtalem Global Education, Inc. *	106,848
2,819	WW International, Inc. *	110,787
		217,635
Electric Utilities 2.5%
2,593	Avangrid, Inc.	136,599
Electrical Equipment 3.6%
3,705	Array Technologies, Inc. *	60,392
821	Sunrun, Inc. *	36,715
2,057	TPI Composites, Inc. *	99,353
		196,460
Electronic Equipment, Instruments & Components 3.1%
1,381	II-VI, Inc. *	93,038
971	Trimble, Inc. *	75,534
		168,572
Food Products 2.4%
3,830	Simply Good Foods Co. *	132,250
Health Care Equipment & Supplies 8.8%
237	ABIOMED, Inc. *	67,445
3,045	Boston Scientific Corp. *	129,565
245	DexCom, Inc. *	90,501
1,704	Hill-Rom Holdings, Inc.	189,621
		477,132
Health Care Providers & Services 6.2%
1,084	HCA Healthcare, Inc.	232,833
648	Universal Health Services, Inc. Class B	103,440
		336,273
Health Care Technology 0.6%
237	Teladoc Health, Inc. *	35,687
Household Products 2.5%
772	Clorox Co.	136,436
Independent Power and Renewable Electricity Producers 3.2%
4,109	Brookfield Renewable Corp. Class A	175,536
Internet & Direct Marketing Retail 1.1%
350	Etsy, Inc. *	57,656
IT Services 3.9%
647	PayPal Holdings, Inc. *	168,233
198	Square, Inc. Class A *	44,059
		212,292
Machinery 5.0%
5,508	Evoqua Water Technologies Corp. *	171,409
839	Xylem, Inc.	99,103
		270,512
Media 3.2%
96	Cable One, Inc.	174,294
Mortgage Real Estate Investment Trusts 1.5%
1,646	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	81,000
Pharmaceuticals 7.2%
759	Eli Lilly & Co.	151,603
1,466	Merck & Co., Inc.	111,255
3,277	Pfizer, Inc.	126,918
		389,776
Professional Services 2.4%
745	Verisk Analytics, Inc.	128,758
Road & Rail 8.1%
1,938	CSX Corp.	194,032
470	Kansas City Southern	139,910
1,837	Lyft, Inc. Class A *	104,874
		438,816
Semiconductors & Semiconductor Equipment 2.1%
727	First Solar, Inc. *	55,332
224	SolarEdge Technologies, Inc. *	57,794
		113,126
Software 6.5%
353	DocuSign, Inc. *	71,172
569	Everbridge, Inc. *	66,857
564	Proofpoint, Inc. *	97,465
292	Tyler Technologies, Inc. *	117,723
		353,217
Total Common Stocks (Cost $5,222,230)		5,404,948
Short-Term Investments 1.3%
Investment Companies 1.3%
70,499	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $70,499)	70,499
Total Investments 100.6% (Cost $5,292,729)		5,475,447
Liabilities Less Other Assets (0.6)%		(34,021)
Net Assets 100.0%		$5,441,426

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of May 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$5,404,948	$—	$—	$5,404,948
Short-Term Investments	—	70,499	—	70,499
Total Investments	$5,404,948	$70,499	$—	$5,475,447

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

May 31, 2021

Notes to Schedule of Investments Equity Funds

(Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman Integrated Large Cap Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, convertible bonds, common stock units, master limited partnerships and limited partnerships, and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relative listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Publicly traded securities acquired via a private investment in public equity ("PIPE") transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security (Level 2 Inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Equity Funds
(Unaudited) (cont’d)

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Equity Funds
(Unaudited) (cont’d)

Legend

Other abbreviations:
PIPE	=	Private investment in public equity

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.